UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s PGIM Real Assets Fund and PGIM Wadhwani Systematic Absolute Return Fund)

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	4/30/2024

Item 1 – Reports to Stockholders

PGIM REAL ASSETS FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report presents the consolidated results of the PGIM Real Assets Fund and the PGIM Real Assets Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Real Assets Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Assets Fund

June 14, 2024

PGIM Real Assets Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	7.48	-2.52	4.38	2.03	—

Class C	7.16	1.43	4.81	1.87	—

Class Z	7.63	3.36	5.90	2.92	—

Class R6	7.82	3.61	6.04	N/A	3.29 (1/23/2015)

Customized Blend Index

	5.43	0.67	3.49	1.56	—

Bloomberg US TIPS Index

	3.61	-1.35	2.07	1.90	—

Average Annual Total Returns as of 4/30/24 Since Inception (%)
Class R6 (1/23/2015)

Customized Blend Index	2.21

Bloomberg US TIPS Index	1.69

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6
Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index (Customized Blend) is a model portfolio consisting of the Bloomberg Commodity Index (33.3%), Morgan Stanley Capital International (MSCI) World Real Estate Net Dividend Index (33.3%), and Bloomberg US Treasury Inflation-Protected Securities (TIPS) Index (33.3%). Each component of the Customized Blend is an unmanaged index generally considered as representing the performance of the Fund’s asset classes. The Customized Blend is intended to provide a theoretical comparison of the Fund’s performance, based on the amounts allocated to each asset class rather than on amounts allocated to various Fund segments. The Bloomberg Commodity Index is made up of 24 exchange traded futures on physical commodities, representing 22 commodities which are weighted to account for economic significance and market liquidity. The MSCI World Real Estate Net Dividend Index is a sub-index of the MSCI World Index and represents only securities in the GICS Real Estate Industry Group. The Net Dividend version of the MSCI World Real Estate Index reflects the impact of the maximum withholding taxes on reinvested dividends.

Bloomberg US TIPS Index—The Bloomberg US Treasury Inflation-Protected Securities Index (TIPS Index) is an unmanaged index that consists of inflation-protected securities issued by the US Treasury.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Real Assets Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Top Holding	Asset Class	% of Net Assets

PGIM TIPS Fund	TIPS	22.3%

PGIM Select Real Estate Fund	Real Estate	21.4%

PGIM Quant Solutions Commodity Strategies Fund	Commodity	17.7%

PGIM Jennison MLP Fund	Master Limited Partnerships (MLPs)	12.7%

PGIM Jennison Global Infrastructure Fund	Utilities/Infrastructure	8.5%

PGIM Global Real Estate Fund	Real Estate	7.8%

PGIM Jennison Natural Resources Fund	Natural Resources	5.6%

iShares Gold Trust	Exchange-Traded Funds	2.6%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Real Assets Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Assets Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,074.80	1.60%	$ 8.25
	Hypothetical	$1,000.00	$1,016.91	1.60%	$ 8.02

Class C	Actual	$1,000.00	$1,071.60	2.36%	$12.16
	Hypothetical	$1,000.00	$1,013.13	2.36%	$11.81

Class Z	Actual	$1,000.00	$1,076.30	1.32%	$ 6.81
	Hypothetical	$1,000.00	$1,018.30	1.32%	$ 6.62

Class R6	Actual	$1,000.00	$1,078.20	1.14%	$ 5.89
	Hypothetical	$1,000.00	$1,019.19	1.14%	$ 5.72

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Consolidated Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.6%

AFFILIATED MUTUAL FUNDS 96.0%
Domestic Equity — 39.7%

PGIM Jennison MLP Fund (Class R6)	1,355,493	$10,762,614
PGIM Jennison Natural Resources Fund (Class R6)	81,170	4,797,174
PGIM Select Real Estate Fund (Class R6)	1,555,061	18,163,115

		33,722,903

Fixed Income — 40.0%

PGIM Quant Solutions Commodity Strategies Fund (Class R6)	2,177,864	15,027,260
PGIM TIPS Fund (Class R6)	2,301,222	18,893,036

		33,920,296

International Equity — 16.3%

PGIM Global Real Estate Fund (Class R6)	365,822	6,595,766
PGIM Jennison Global Infrastructure Fund (Class R6)	479,572	7,236,744

		13,832,510

TOTAL AFFILIATED MUTUAL FUNDS (cost $75,071,917)(wa)		81,475,709

UNAFFILIATED EXCHANGE-TRADED FUND 2.6%
iShares Gold Trust* (cost $1,820,127)(bb)	50,695	2,195,093

TOTAL LONG-TERM INVESTMENTS (cost $76,892,044)		83,670,802

SHORT-TERM INVESTMENT 1.6%

AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $1,315,011)(bb)(wa)	1,315,011	1,315,011

TOTAL INVESTMENTS 100.2% (cost $78,207,055)		84,985,813
Liabilities in excess of other assets (0.2)%		(164,580)

NET ASSETS 100.0%		$84,821,233

Below is a list of the abbreviation(s) used in the semiannual report:

ETF—Exchange-Traded Fund

MLP—Master Limited Partnership

OTC—Over-the-counter

SOFR—Secured Overnight Financing Rate

TIPS—Treasury Inflation-Protected Securities

*	Non-income producing security.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	9

Consolidated Schedule of Investments (unaudited) (continued)

as of April 30, 2024

(wa)	Represents investments in Funds affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Affiliated Mutual Funds
Domestic Equity	$33,722,903	$—	$—
Fixed Income	33,920,296	—	—
International Equity	13,832,510	—	—
Unaffiliated Exchange-Traded Fund	2,195,093	—	—
Short-Term Investment
Affiliated Mutual Fund	1,315,011	—	—

Total	$84,985,813	$—	$—

Fund Composition:

The fund composition of investments (excluding derivatives) and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Real Estate	29.2%
TIPS	22.3
Commodity	17.7
Master Limited Partnerships (MLPs)	12.7
Utilities/Infrastructure	8.5
Natural Resources	5.6
Unaffiliated Exchange-Traded Fund	2.6
Short Term	1.6

100.2
Liabilities in excess of other assets	(0.2)

100.0%

See Notes to Consolidated Financial Statements.

10

Consolidated Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $1,820,127)	$2,195,093
Affiliated investments (cost $76,386,928)	82,790,720
Receivable for Fund shares sold	80,632
Receivable for investments sold	15,465
Due from Manager	11,494
Interest receivable	447
Prepaid expenses	482

Total Assets	85,094,333

Liabilities
Payable for Fund shares purchased	189,206
Audit fee payable	28,328
Transfer agent’s fees and expenses payable	22,218
Custodian and accounting fees payable	20,733
Accrued expenses and other liabilities	7,998
Distribution fee payable	2,467
Affiliated transfer agent fee payable	1,094
Trustees’ fees payable	883
Dividends payable	173

Total Liabilities	273,100

Net Assets	$84,821,233

Net assets were comprised of:
Shares of beneficial interest, at par	$9,386
Paid-in capital in excess of par	109,490,295
Total distributable earnings (loss)	(24,678,448)

Net assets, April 30, 2024	$84,821,233

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	11

Consolidated Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A
Net asset value and redemption price per share, ($6,384,951 ÷ 707,681 shares of beneficial interest issued and outstanding)	$9.02
Maximum sales charge (5.50% of offering price)	0.52

Maximum offering price to public	$9.54

Class C
Net asset value, offering price and redemption price per share, ($1,290,018 ÷ 144,498 shares of beneficial interest issued and outstanding)	$8.93

Class Z
Net asset value, offering price and redemption price per share, ($28,979,269 ÷ 3,203,967 shares of beneficial interest issued and outstanding)	$9.04

Class R6
Net asset value, offering price and redemption price per share, ($48,166,995 ÷ 5,329,932 shares of beneficial interest issued and outstanding)	$9.04

See Notes to Consolidated Financial Statements.

12

Consolidated Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Affiliated dividend income	$2,156,855

Expenses
Management fee	293,315
Distribution fee(a)	18,867
Custodian and accounting fees	42,819
Transfer agent’s fees and expenses (including affiliated expense of $3,653)(a)	40,818
Audit fee	28,328
Professional fees	27,316
Registration fees(a)	18,359
Shareholders’ reports	18,331
Trustees’ fees	5,490
Miscellaneous	17,602

Total expenses	511,245
Less: Fee waiver and/or expense reimbursement(a)	(397,099)
Distribution fee waiver(a)	(1,861)

Net expenses	112,285

Net investment income (loss)	2,044,570

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(564,409))	(490,493)
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $5,827,613)	5,983,308

Net gain (loss) on investment transactions	5,492,815

Net Increase (Decrease) In Net Assets Resulting From Operations	$7,537,385

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	11,167	7,700	—	—
Transfer agent’s fees and expenses	7,781	1,623	30,974	440
Registration fees	4,383	3,400	7,568	3,008
Fee waiver and/or expense reimbursement	(33,633)	(9,593)	(146,696)	(207,177)
Distribution fee waiver	(1,861)	—	—	—

See Notes to Consolidated Financial Statements.

PGIM Real Assets Fund	13

Consolidated Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$2,044,570	$12,453,392
Net realized gain (loss) on investment transactions	(490,493)	(12,636,087)
Affiliated net capital gain distributions received	—	308,036
Net change in unrealized appreciation (depreciation) on investments	5,983,308	(1,473,700)

Net increase (decrease) in net assets resulting from operations	7,537,385	(1,348,359)

Dividends and Distributions
Distributions from distributable earnings
Class A	(156,043)	(803,685)
Class C	(29,297)	(207,589)
Class Z	(832,591)	(6,477,820)
Class R6	(1,202,780)	(4,810,538)

	(2,220,711)	(12,299,632)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	11,459,720	37,374,114
Net asset value of shares issued in reinvestment of dividends and distributions	2,219,242	12,296,323
Cost of shares purchased	(36,362,009)	(88,887,571)

Net increase (decrease) in net assets from Fund share transactions	(22,683,047)	(39,217,134)

Total increase (decrease)	(17,366,373)	(52,865,125)

Net Assets:
Beginning of period	102,187,606	155,052,731

End of period	$84,821,233	$102,187,606

See Notes to Consolidated Financial Statements.

14

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.57		$9.53	$11.31	$9.37	$9.74	$8.98
Income (loss) from investment operations:
Net investment income (loss)	0.17		0.81	0.84	0.10	0.11	0.13
Net realized and unrealized gain (loss) on investment transactions	0.47		(0.99)	(1.29)	2.37	(0.26)	0.81
Total from investment operations	0.64		(0.18)	(0.45)	2.47	(0.15)	0.94
Less Dividends and Distributions:
Dividends from net investment income	(0.19)		(0.78)	(1.27)	(0.28)	(0.16)	(0.18)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.04)	(0.25)	(0.06)	-
Total dividends and distributions	(0.19)		(0.78)	(1.33)	(0.53)	(0.22)	(0.18)
Net asset value, end of period	$9.02		$8.57	$9.53	$11.31	$9.37	$9.74
Total Return(b):	7.48%		(2.20)%	(4.47)%	27.18%	(1.61)%	10.55%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,385		$7,858	$10,171	$7,448	$4,694	$4,719
Average net assets (000)	$7,486		$9,140	$9,249	$6,059	$4,479	$5,438
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.57	%(d)(e)	0.60%	0.54%	0.53%	0.86%	0.85%
Expenses before waivers and/or expense reimbursement	1.52	%(d)	1.40%	1.44%	1.44%	2.12%	1.57%
Net investment income (loss)	3.89	%(d)	8.95%	8.17%	0.92%	1.14%	1.43%
Portfolio turnover rate(f)	12%		42%	43%	30%	96%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Assets Fund	15

Consolidated Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$8.48		$9.44	$11.22	$9.30	$9.68	$8.93
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.75	0.35	0.01	0.04	0.07
Net realized and unrealized gain (loss) on investment transactions	0.47		(1.00)	(0.88)	2.37	(0.25)	0.79
Total from investment operations	0.61		(0.25)	(0.53)	2.38	(0.21)	0.86
Less Dividends and Distributions:
Dividends from net investment income	(0.16)		(0.71)	(1.19)	(0.21)	(0.11)	(0.11)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.04)	(0.25)	(0.06)	-
Total dividends and distributions	(0.16)		(0.71)	(1.25)	(0.46)	(0.17)	(0.11)
Net asset value, end of period	$8.93		$8.48	$9.44	$11.22	$9.30	$9.68
Total Return(b) :	7.16%		(2.93)%	(5.22)%	26.32%	(2.26)%	9.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,290		$1,689	$2,874	$613	$1,163	$1,486
Average net assets (000)	$1,548		$2,362	$1,893	$789	$1,340	$1,620
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	1.33	%(d)(e)	1.33%	1.29%	1.29%	1.58%	1.56%
Expenses before waivers and/or expense reimbursement	2.58	%(d)	2.23%	2.68%	2.64%	3.40%	2.45%
Net investment income (loss)	3.26	%(d)	8.29%	3.44%	0.11%	0.41%	0.72%
Portfolio turnover rate(f)	12%		42%	43%	30%	96%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

16

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$8.59		$9.55	$11.34	$9.39	$9.75	$8.99
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.93	0.84	0.13	0.15	0.16
Net realized and unrealized gain (loss) on investment transactions	0.46		(1.08)	(1.27)	2.38	(0.26)	0.81
Total from investment operations	0.65		(0.15)	(0.43)	2.51	(0.11)	0.97
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.81)	(1.30)	(0.31)	(0.19)	(0.21)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.04)	(0.25)	(0.06)	-
Total dividends and distributions	(0.20)		(0.81)	(1.36)	(0.56)	(0.25)	(0.21)
Net asset value, end of period	$9.04		$8.59	$9.55	$11.34	$9.39	$9.75
Total Return(b) :	7.63%		(1.90)%	(4.27)%	27.70%	(1.18)%	10.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,979		$40,429	$85,298	$58,290	$56,307	$64,495
Average net assets (000)	$34,860		$64,667	$77,910	$57,988	$58,559	$67,444
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.29	%(d)(e)	0.31%	0.25%	0.19%	0.50%	0.49%
Expenses before waivers and/or expense reimbursement	1.14	%(d)	1.01%	0.96%	0.95%	1.11%	1.07%
Net investment income (loss)	4.38	%(d)	10.15%	8.14%	1.23%	1.58%	1.76%
Portfolio turnover rate(f)	12%		42%	43%	30%	96%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Assets Fund	17

Consolidated Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$8.58		$9.55	$11.33	$9.38	$9.75	$8.98
Income (loss) from investment operations:
Net investment income (loss)	0.19		0.79	0.96	0.14	0.13	0.17
Net realized and unrealized gain (loss) on investment transactions	0.48		(0.94)	(1.37)	2.38	(0.24)	0.82
Total from investment operations	0.67		(0.15)	(0.41)	2.52	(0.11)	0.99
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.82)	(1.31)	(0.32)	(0.20)	(0.22)
Tax return of capital distributions	-		-	(0.02)	-	-	-
Distributions from net realized gains	-		-	(0.04)	(0.25)	(0.06)	-
Total dividends and distributions	(0.21)		(0.82)	(1.37)	(0.57)	(0.26)	(0.22)
Net asset value, end of period	$9.04		$8.58	$9.55	$11.33	$9.38	$9.75
Total Return(b) :	7.82%		(1.85)%	(4.06)%	27.78%	(1.18)%	11.15%

Ratios/Supplemental Data:
Net assets, end of period (000)	$48,167		$52,211	$56,708	$49,933	$30,370	$27,530
Average net assets (000)	$52,634		$55,815	$56,304	$40,677	$28,578	$42,776
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.11	%(d)(e)	0.17%	0.12%	0.11%	0.41%	0.40%
Expenses before waivers and/or expense reimbursement	0.90	%(d)	0.87%	0.82%	0.87%	1.04%	0.98%
Net investment income (loss)	4.26	%(d)	8.74%	9.23%	1.31%	1.42%	1.88%
Portfolio turnover rate(f)	12%		42%	43%	30%	96%	60%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Notes to Consolidated Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These consolidated financial statements relate only to the PGIM Real Assets Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term real return.

The Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd. (the “Cayman Subsidiary”), a company organized under the laws of the Cayman Islands. The Cayman Subsidiary is not registered as an investment company under the 1940 Act. The consolidated financial statements of the Fund include the financial results of the Cayman Subsidiary. The Fund gains exposure to the real asset classes by investing in varying combinations of other PGIM mutual funds (the “Underlying Funds”); the Cayman Subsidiary; and direct investments in various other securities.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Cayman Subsidiary. These consolidated financial statements include the accounts of the Fund and the Cayman Subsidiary. All significant inter-company balances and transactions between the Fund and the Cayman Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Cayman Subsidiary. The Cayman Subsidiary participates in the same investment objective as the Fund. The Cayman Subsidiary pursues its investment objective by investing in commodities, commodities-related instruments, derivatives and other investments. The Cayman Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Cayman Subsidiary is otherwise subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures as the Fund.

As of April 30, 2024, the Cayman Subsidiary had net assets of $2,227,526 representing 2.63% of the Fund’s net assets.

The Fund’s disclosures and operations are subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission “CFTC” rules.

PGIM Real Assets Fund	19

Notes to Consolidated Financial Statements (unaudited) (continued)

2. Accounting Policies

The Fund and the Cayman Subsidiary (collectively hereafter, the “Fund”) follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades.

20

Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM Real Assets Fund	21

Notes to Consolidated Financial Statements (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Commodities: The Fund may gain exposure to commodity markets through direct investment of the Fund’s assets or through the Cayman Subsidiary. The Fund may gain exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Cayman Subsidiary. The Fund may invest up to 25% of its total assets in the Cayman Subsidiary. The Cayman Subsidiary may invest in commodity investments without limit. The Fund invests in the Cayman Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may invest directly in commodity-linked structured notes (CLNs). The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs) whose returns are linked to commodities or commodity indices within the limit of applicable tax law. Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory

22

developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial/Commodity Futures Contracts: A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund may invest in futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The Fund may invest in commodity futures contracts in order to hedge or gain exposure to commodity markets. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

PGIM Real Assets Fund	23

Notes to Consolidated Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

3. Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of the subadviser.

24

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate*	Effective Management Fee, before any waivers and/or expense reimbursements
0.60% of average daily net assets up to $3 billion;	0.61%*
0.58% of average daily net assets from $3 billion to $5 billion;
0.57% of average daily net assets from $5 billion to $10 billion;
0.56% of average daily net assets over $10 billion

*

Including the Cayman Subsidiary’s assets. Additionally, the Cayman Subsidiary has entered into a separate management agreement with the Manager whereby the Manager provides advisory and other services to the Cayman Subsidiary substantially similar to the services provided by the Manager to the Fund as discussed above. In consideration for these services, the Cayman Subsidiary pays the Manager a monthly fee at the same annual rates as disclosed in the table above. The consolidated effective management fee includes Cayman Subsidiary. The Manager has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver may not be terminated without prior approval of the Fund’s Board as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. The Manager also has entered into a Subadvisory Agreement with PGIM Quantitative Solutions, relating to the Cayman Subsidiary.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses and acquired fund fees and expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses (including acquired fund taxes)), extraordinary expenses, and certain other expenses of the Fund such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for the fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations*
A	0.85%
C	0.85
Z	0.85
R6	0.85

*Expenselimitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C,

PGIM Real Assets Fund	25

Notes to Consolidated Financial Statements (unaudited) (continued)

Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$1,322	$—
C	—	2

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Fund. In addition to the realized and unrealized gains on investments in the Core Fund and other affiliated mutual funds,

26

earnings from such investments are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$11,722,358	$34,490,749

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Long-Term Investments - Affiliated Mutual Fund(wa) :

PGIM Global Real Estate Fund(Class R6)(1)
$ 6,000,280	$ 2,048,597	$ 2,142,000	$ 974,560	$ (285,671)	$ 6,595,766	365,822	$ 103,596

PGIM Jennison Global Infrastructure Fund(Class R6)(1)
9,442,489	1,156,923	4,435,000	1,086,874	(14,542)	7,236,744	479,572	36,924

PGIM Jennison MLP Fund(Class R6)(1)
13,559,114	840,383	4,860,000	415,198	807,919	10,762,614	1,355,493	380,379

PGIM Jennison Natural Resources Fund(Class R6)(1)
8,013,560	172,602	3,900,000	(703,177)	1,214,189	4,797,174	81,170	172,603

PGIM Quant Solutions Commodity Strategies Fund(Class R6)(1)
19,879,817	1,195,830	5,225,000	156,515	(979,902)	15,027,260	2,177,864	660,831

PGIM Select Real Estate Fund(Class R6)(1)
16,145,615	4,668,808	4,665,000	2,117,161	(103,469)	18,163,115	1,555,061	348,808

PGIM TIPS Fund(Class R6)(1)
26,235,756	406,731	8,327,000	1,780,482	(1,202,933)	18,893,036	2,301,222	407,161

PGIM Real Assets Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
$ 99,276,631	$10,489,874	$33,554,000	$5,827,613	$ (564,409)	$81,475,709		$2,110,302

Short-Term Investments - Affiliated Mutual Fund(wa) :

PGIM Core Ultra Short Bond Fund(1)(bb)
$ 1,455,578	$18,087,924	$18,228,491	$ —	$ —	$ 1,315,011	1,315,011	$ 46,553
$100,732,209	$28,577,798	$51,782,491	$5,827,613	$(564,409)	$82,790,720		$2,156,855

(1)	The Fund did not have any capital gain distributions during the reporting period.
(bb)	Represents security, or a portion thereof, held in the Cayman Subsidiary.
(wa)	Represents investments in Funds affiliated with the Manager.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$101,511,820	$10,191,511	$(26,717,518)	$(16,526,007)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$7,689,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

28

7.   Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

Z	20,954	0.7%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	—	—%

Unaffiliated	2	77.0

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	29,731	$267,239
Shares issued in reinvestment of dividends and distributions	17,317	155,520
Shares purchased	(257,953)	(2,319,301)
Net increase (decrease) in shares outstanding before conversion	(210,905)	(1,896,542)
Shares issued upon conversion from other share class(es)	1,537	13,807
Net increase (decrease) in shares outstanding	(209,368)	$(1,882,735)

PGIM Real Assets Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	115,505	$1,055,933
Shares issued in reinvestment of dividends and distributions	89,083	803,587
Shares purchased	(365,294)	(3,323,397)
Net increase (decrease) in shares outstanding before conversion	(160,706)	(1,463,877)
Shares issued upon conversion from other share class(es)	10,812	100,884
Net increase (decrease) in shares outstanding	(149,894)	$(1,362,993)

Class C

Six months ended April 30, 2024:
Shares sold	4,013	$35,845
Shares issued in reinvestment of dividends and distributions	3,190	28,352
Shares purchased	(60,335)	(534,560)
Net increase (decrease) in shares outstanding before conversion	(53,132)	(470,363)
Shares purchased upon conversion into other share class(es)	(1,553)	(13,807)
Net increase (decrease) in shares outstanding	(54,685)	$(484,170)

Year ended October 31, 2023:

Shares sold	28,886	$272,438
Shares issued in reinvestment of dividends and distributions	23,070	206,211
Shares purchased	(146,302)	(1,315,151)
Net increase (decrease) in shares outstanding before conversion	(94,346)	(836,502)
Shares purchased upon conversion into other share class(es)	(10,928)	(100,884)
Net increase (decrease) in shares outstanding	(105,274)	$(937,386)

Class Z

Six months ended April 30, 2024:
Shares sold	358,233	$3,211,246
Shares issued in reinvestment of dividends and distributions	92,504	832,590
Shares purchased	(1,952,786)	(17,572,669)
Net increase (decrease) in shares outstanding	(1,502,049)	$(13,528,833)

Year ended October 31, 2023:
Shares sold	2,216,495	$20,444,305
Shares issued in reinvestment of dividends and distributions	716,004	6,475,987
Shares purchased	(7,153,937)	(65,066,068)
Net increase (decrease) in shares outstanding	(4,221,438)	$(38,145,776)

30

Share Class	Shares	Amount

Class R6

Six months ended April 30, 2024:
Shares sold	887,458	$ 7,945,390
Shares issued in reinvestment of dividends and distributions	133,704	1,202,780
Shares purchased	(1,775,471)	(15,935,479)
Net increase (decrease) in shares outstanding	(754,309)	$ (6,787,309)

Year ended October 31, 2023:
Shares sold	1,718,880	$ 15,601,438
Shares issued in reinvestment of dividends and distributions	532,936	4,810,538
Shares purchased	(2,106,098)	(19,182,955)
Net increase (decrease) in shares outstanding	145,718	$ 1,229,021

8.   Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 5 days that the Fund had loans outstanding during the period was approximately $3,032,400, borrowed at a weighted average interest rate of 6.48%. The maximum loan outstanding amount during the period was $3,761,000. At April 30, 2024,

PGIM Real Assets Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

the Fund did not have an outstanding loan amount.

9.   Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Affiliated Funds Risk: The Fund’s manager serves as the manager of the Underlying Funds. It is possible that a conflict of interest among the Fund and the Underlying Funds could impact the manager and the subadviser. Because the amount of the investment management fees to be retained by the manager and the subadviser may differ depending upon the Underlying Funds in which the Fund invests, there is a conflict of interest for the manager and the subadviser in selecting the Underlying Funds. In addition, the manager and the subadviser may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. Although the manager and the subadviser take steps to address the conflicts of interest, it is possible that the conflicts could impact the Fund. In addition, the subadviser may invest in Underlying Funds that have a limited or no performance history.

Asset Allocation Risk: Asset allocation risk is the risk that the Fund’s assets may be allocated to an asset class that underperforms other asset classes. For example, the Fund may be overweight in equities when the stock market is falling and the fixed income market is rising. Likewise, the Fund may be overweight in fixed income securities when fixed income markets are falling and the equity markets are rising. Allocations to underperforming or volatile asset classes or other changes in asset allocations could lead to increased volatility in the Fund’s portfolio.

Asset Class Variation Risk: The Underlying Funds invest principally in the securities constituting their asset class (i.e., domestic or international real estate, utilities, infrastructure, natural resources, MLPs and various types of fixed income investments). However, under normal market conditions, an Underlying Fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the Underlying Funds at any given time and the percentage of the Fund’s assets invested in the Underlying Funds, the Fund’s actual exposure to the securities in a particular asset class may vary substantially from its allocation to that asset class.

Cayman Subsidiary Risk: By investing in the Cayman Subsidiary, the Fund is indirectly exposed to the risks associated with the Cayman Subsidiary’s investments. The Cayman

32

Subsidiary is not registered as an investment company under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) stating that income derived from the Fund’s investment in the Cayman Subsidiary will be considered qualifying regulated investment company (RIC) income for tax purposes. Final tax regulations, on which taxpayers may rely for taxable years beginning after September 28, 2016, also support this result. Changes in the laws of the Cayman Islands, under which the Cayman Subsidiary is incorporated, could result in the inability of the Fund to effect its desired gold/defensive investment strategy.

Commodity Risk: The values of commodities and commodity-linked investments are affected by events that might have less impact on the value of stocks and bonds. Such investments may be speculative. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including weather, crop or livestock disease, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, U.S. agricultural, fiscal, monetary and exchange control programs, embargoes, tariffs, and international political, economic, military and regulatory developments. These risks may subject the Fund to greater volatility than investments in traditional instruments or securities. In addition, the commodities markets are subject to temporary distortions or other disruptions due to a variety of factors, including participation of speculators, government intervention and regulation, and certain lack of liquidity in the markets.

Commodity-Linked Notes Risk: The Fund may invest in leveraged or unleveraged commodity-linked notes (“CLNs”) to gain exposure to the commodities markets. CLNs are subject to counterparty risk. The value of the CLNs may fluctuate significantly because the values of the investments to which they are linked are volatile. In addition, the terms of a CLN may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price increase or decrease of the underlying commodity, commodity index or other economic variable. Economic leverage increases the volatility of CLNs and their value may increase or decrease more quickly than the value of the underlying commodity, commodity index or other economic variable.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”). The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the

PGIM Real Assets Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s and the Underlying Funds’ net asset values (“NAVs”) could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Deflation Risk: During periods of deflation, prices throughout the economy may decline over time, which may have an adverse effect on the creditworthiness of issuers in whose securities the Fund invests. Additionally, since the Fund makes investments that may perform well in periods of rising inflation, during periods of no inflation or deflation an investment in the Fund may underperform broad market measures and may lose value.

34

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be

PGIM Real Assets Fund	35

Notes to Consolidated Financial Statements (unaudited) (continued)

subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Energy Sector Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risks of adverse economic, environmental, business, regulatory or other occurrences affecting the energy sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or

36

restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Fund of Funds Risk: The value of an investment in the Fund will be related, to a degree, to the investment performance of the Underlying Funds in which it invests. Therefore, the principal risks of investing in the Fund are closely related to the principal risks associated with these Underlying Funds and their investments. Because the Fund’s allocation among different Underlying Funds and direct investments in securities and derivatives will vary, an investment in the Fund may be subject to any and all of these risks at different times and to different degrees. Investing in an Underlying Fund will also expose the Fund to a pro rata portion of the Underlying Fund’s fees and expenses. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing the investment purpose.

Hedging Risk: The decision as to whether and to what extent the Fund or an Underlying Fund will engage in hedging transactions to hedge against certain risks, such as market risk and issuer risk, will depend on a number of factors, including prevailing market conditions, the composition of the portfolio of the Fund or the Underlying Fund, and the availability of suitable transactions. Hedging transactions involve costs and may result in losses. There is no guarantee that any of these hedging instruments would work as anticipated, and in certain cases the Fund or an Underlying Fund might be better off had it not used a hedging instrument. There can be no assurance that the Fund or the Underlying Fund will engage in hedging transactions at any given time or from time to time, even under volatile market environments, or that any such strategies, if used, will be successful.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

PGIM Real Assets Fund	37

Notes to Consolidated Financial Statements (unaudited) (continued)

Inflation-indexed bonds, such as TIPS, generally decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar durations. In addition, any increase in principal value of an inflation-indexed bond caused by an increase in the price index is taxable in the year the increase occurs, even though the Fund generally will not receive cash representing the increase at that time. As a result, the Fund could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company under the Code. Also, to the extent that the Fund invests in inflation-indexed bonds, income distributions are more likely to fluctuate.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund or an Underlying Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value greater than it would be without the use of leverage. This could result in increased volatility of investment returns.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the

38

Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Master Limited Partnerships Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risks of MLPs. An MLP is an investment that combines the tax benefits of a limited partnership with the liquidity of publicly-traded securities. The risks of

PGIM Real Assets Fund	39

Notes to Consolidated Financial Statements (unaudited) (continued)

investing in an MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Investments held by MLPs may be relatively illiquid, limiting the MLPs’ ability to vary their portfolios promptly in response to changes in economic or other conditions. MLPs may have limited financial resources, their securities may trade infrequently and in limited volume, and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. Investments by the Fund in certain Underlying Funds that invest in MLPs may also subject the Fund to the risks associated with the specific industry or industries in which the MLPs invest, risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price. MLPs are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Since MLPs generally conduct business in multiple states, through its investment in certain Underlying Funds, the Fund may be subject to income or franchise tax in each of the states in which the partnership does business. The additional cost of preparing and filing the tax returns and paying the related taxes may adversely impact the Fund’s return on its investment in certain Underlying Funds.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Multi-Manager Risk: While the manager monitors the investments of each subadviser and monitors the overall management of the Fund, each subadviser makes investment decisions for the asset classes it manages independently from one another. It is possible that the investment styles used by a subadviser in an asset class will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

Natural Resources Investment Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to the risk of investment in natural resource companies. The market value of securities of natural resource companies may be affected by numerous factors, including events occurring in nature, inflationary pressures and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource

40

areas) and political events (such as coups, military confrontations or acts of terrorism) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and the other risks to which non-US securities are subject may affect domestic companies if they have significant operations or investments in non-US countries. In addition, rising interest rates and general economic conditions may affect the demand for natural resources.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

PGIM Real Assets Fund	41

Notes to Consolidated Financial Statements (unaudited) (continued)

Small and Medium Sized Companies Risk: Small and medium sized companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management depth. As a result, their prices may fluctuate more than the stocks of larger, more established companies. Historically, small and medium sized companies have sometimes gone through extended periods when they did not perform as well as larger companies. Small and medium sized companies generally are more illiquid than larger companies, which may make such investments more difficult to sell at the time and price that the Fund would like.

Tax Risk: In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. If the Fund were to fail to qualify as a RIC, the Fund could be subject to federal income tax on its net income at regular corporate rates (without reduction for distributions to shareholders). When distributed, that income would also be taxable to shareholders as an ordinary dividend to the extent attributable to the Fund’s earnings and profits. If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Fund has received a private letter ruling from the Internal Revenue Service (the IRS) stating that income derived from the Fund’s investment in the Cayman Subsidiary will constitute qualifying income to the Fund. Final tax regulations, on which taxpayers may rely for taxable years beginning after September 28, 2016, also support this result. However, in the future, if the IRS issues regulations or other guidance, or Congress enacts legislation, limiting the circumstances in which the Fund may treat such income as “qualifying income,” the Fund may need to change its investment strategies, which could adversely affect the Fund. The Cayman Subsidiary will not be subject to U.S. federal income tax. The Cayman Subsidiary will, however, be considered a controlled foreign corporation, and the Fund will be required to include as income annually amounts earned by the Cayman Subsidiary during that year. Furthermore, the Fund will be subject to the distribution requirement applicable to open-end investment companies on such Cayman Subsidiary income, whether or not the Cayman Subsidiary makes a distribution to the Fund during the taxable year.

One of the Underlying Funds, the PGIM Jennison MLP Fund, is taxed as a regular corporation, or “C” corporation, for federal income tax purposes. This means that the PGIM Jennison MLP Fund is generally subject to U.S. federal income tax on its taxable income at the rates applicable to corporations and also subject to state and local income taxes. This may have unexpected and potentially significant consequences for shareholders, including the Fund.

42

Treasury Inflation Protected Securities (TIPS) Risk: The value of TIPS generally fluctuates in response to inflationary concerns. As inflationary expectations increase, TIPS will become more attractive, because they protect future interest payments against inflation. Conversely, as inflationary concerns decrease, TIPS will become less attractive and less valuable. Although the principal value of TIPS declines in periods of deflation, holders at maturity receive no less than the par value of the bond. However, if an Underlying Fund purchases TIPS in the secondary market, where principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period an Underlying Fund holds TIPS, the Underlying Fund may earn less on the security than on a conventional bond.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Utilities/Infrastructure Investment Risk: The Fund’s investments in certain Underlying Funds will expose the Fund to potential adverse economic, regulatory, political and other changes affecting infrastructure investments, particularly investments in the utilities sector. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for

PGIM Real Assets Fund	43

Notes to Consolidated Financial Statements (unaudited) (continued)

borrowing to finance new projects. Issuers in other types of infrastructure-related businesses also are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, and other factors.

44

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Real Assets Fund	45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary •Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	655 Broad Street 16th Floor Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Assets Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ASSETS FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PUDAX	PUDCX	PUDZX	PUDQX
CUSIP	74440K819	74440K785	74440K777	74440K744

MF207E2

PGIM WADHWANI SYSTEMATIC ABSOLUTE RETURN FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Wadhwani is the primary business name of PGIM Wadhwani LLP, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Wadhwani Systematic Absolute Return Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker,President

PGIM Wadhwani Systematic Absolute Return Fund

June 14, 2024

PGIM Wadhwani Systematic Absolute Return Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 4/30/24 (with sales charges)
		One Year (%)	Since Inception (%)

Class A	1.70	-5.96	0.39 (9/28/2021)

Class C	1.36	-2.10	1.85 (9/28/2021)

Class Z	1.87	-0.20	2.86 (9/28/2021)

Class R6	1.94	-0.04	2.94 (9/28/2021)

ICE BofA US 3-Month Treasury Bill Index
	2.66	5.36	3.17

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

ICE BofA US 3-Month Treasury Bill Index—The ICE BofA US 3-Month Treasury Bill Index is an unmanaged index which is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

ICE BOFA IS LICENSING THE BOFA INDEX “AS IS,” MAKES NO WARRANTIES REGARDING THE SAME, DOES NOT GUARANTEE THE SUITABILITY, QUALITY, ACCURACY, TIMELINESS, AND/OR COMPLETENESS OF THE ICE BOFA INDEX OR ANY DATA INCLUDED IN, RELATED TO, OR DERIVED THEREFROM, ASSUMES NO LIABILITY IN CONNECTION WITH ITS USE, AND DOES NOT SPONSOR, ENDORSE, OR RECOMMEND THE FUND, OR ANY OF ITS PRODUCTS OR SERVICES.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Wadhwani Systematic Absolute Return Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Future Holdings	% of Net Assets
Euro Schatz Index	47.6%
2 Year U.S. Treasury Notes	20.6%
10 Year Japanese Bonds	11.6%
S&P/TSX 60 Index	8.7%
TOPIX Index	6.6%
Nikkei 225 (SGX)	5.3%
S&P 500 E-Mini Index	-4.5%
10 Year U.S. Treasury Notes	-16.4%
5 Year Euro-Bobl	-23.7%
5 Year U.S. Treasury Notes	-60.1%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Wadhwani Systematic Absolute Return Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Wadhwani Systematic Absolute Return Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,017.00	1.42%	$ 7.12
	Hypothetical	$1,000.00	$1,017.80	1.42%	$ 7.12

Class C	Actual	$1,000.00	$1,013.60	2.17%	$10.86
	Hypothetical	$1,000.00	$1,014.07	2.17%	$10.87

Class Z	Actual	$1,000.00	$1,018.70	1.17%	$ 5.87
	Hypothetical	$1,000.00	$1,019.05	1.17%	$ 5.87

Class R6	Actual	$1,000.00	$1,019.40	1.12%	$ 5.62
	Hypothetical	$1,000.00	$1,019.29	1.12%	$ 5.62

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

SHORT-TERM INVESTMENT 75.0%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $29,548,397)(wb)	29,548,397	$29,548,397

TOTAL INVESTMENTS 75.0%
(cost $29,548,397)		29,548,397
Other assets in excess of liabilities(z) 25.0%		9,847,789

NET ASSETS 100.0%		$39,396,186

Below is a list of the abbreviation(s) used in the semiannual report:

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PHP—Philippine Peso

PLN—Polish Zloty

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

ASX—Australian Securities Exchange

BTP—Buoni del Tesoro Poliennali

CAC40—French Stock Market Index

DAX—German Stock Index

FTSE—Financial Times Stock Exchange

GS—Goldman Sachs & Co. LLC

JSE—Johannesburg Stock Exchange

NASDAQ—National Association of Securities Dealers Automated Quotations

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

OAT—Obligations Assimilables du Tresor

OTC—Over-the-counter

S&P—Standard & Poor’s

SGX—Singapore Exchange

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SPI—Share Price Index

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TSX—Toronto Stock Exchange

(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	90 Day ASX Bank Bill	Jun. 2025	$641,051	$15
40	2 Year U.S. Treasury Notes	Jun. 2024	8,106,250	(13,168)
6	10 Year Canadian Government Bonds	Jun. 2024	509,890	(1,766)
8	10 Year Euro-Bund	Jun. 2024	1,110,571	(4,338)
5	10 Year Japanese Bonds	Jun. 2024	4,581,048	7,406
2	10 Year U.K. Gilt	Jun. 2024	239,364	(1,188)
1	20 Year U.S. Treasury Bonds	Jun. 2024	113,812	(408)
5	30 Year Euro Buxl	Jun. 2024	687,917	(1,903)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	119,562	(345)
11	ASX SPI 200 Index	Jun. 2024	1,369,044	5,768
13	CAC40 10 Euro	May 2024	1,103,714	(4,684)
1	DAX Index	Jun. 2024	482,775	(6,538)
167	Euro Schatz Index	Jun. 2024	18,732,956	(27,365)
23	Euro STOXX 50 Index	Jun. 2024	1,201,998	(12,945)
5	Euro-BTP Italian Government Bond	Jun. 2024	624,259	(6,760)
8	Euro-OAT	Jun. 2024	1,071,213	230
16	FTSE 100 Index	Jun. 2024	1,631,113	30,501
17	Nikkei 225 (SGX)	Jun. 2024	2,073,867	(14,293)
18	S&P/TSX 60 Index	Jun. 2024	3,413,940	(25,062)
15	TOPIX Index	Jun. 2024	2,612,624	32,431

				(44,412)

Short Positions:
1	3 Month SONIA Index	Sep. 2025	298,268	218
4	3 Year Australian Treasury Bonds	Jun. 2024	273,409	(303)
75	5 Year Euro-Bobl	Jun. 2024	9,319,057	9,059
226	5 Year U.S. Treasury Notes	Jun. 2024	23,671,735	91,043
11	10 Year Australian Treasury Bonds	Jun. 2024	801,870	(4,726)
60	10 Year U.S. Treasury Notes	Jun. 2024	6,446,250	17,640
1	FTSE/JSE Top 40 Index	Jun. 2024	37,716	102

See Notes to Financial Statements.

Futures contracts outstanding at April 30, 2024 (continued):

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
1	Hang Seng Index	May 2024	$113,254	$176
3	NASDAQ 100 E-Mini Index	Jun. 2024	1,054,275	15,355
5	Russell 2000 E-Mini Index	Jun. 2024	496,400	8,511
7	S&P 500 E-Mini Index	Jun. 2024	1,773,450	25,937

				163,012

				$118,600

Forward foreign currency exchange contracts outstanding at April 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/15/24	MSC	AUD	1,680	$1,089,200	$1,088,808	$—	$(392)
Expiring 05/15/24	MSC	AUD	830	532,606	537,923	5,317	—
Expiring 05/15/24	MSC	AUD	640	415,515	414,784	—	(731)
Expiring 05/15/24	MSC	AUD	480	308,522	311,088	2,566	—
Expiring 05/15/24	MSC	AUD	340	220,433	220,354	—	(79)
Expiring 05/15/24	MSC	AUD	330	216,564	213,872	—	(2,692)
Expiring 05/15/24	MSC	AUD	280	180,671	181,468	797	—
Expiring 05/15/24	MSC	AUD	250	163,061	162,025	—	(1,036)
Expiring 05/15/24	MSC	AUD	240	154,261	155,544	1,283	—
Expiring 05/15/24	MSC	AUD	220	142,932	142,582	—	(350)
Expiring 05/15/24	MSC	AUD	210	137,343	136,101	—	(1,242)
Expiring 05/15/24	MSC	AUD	190	122,836	123,139	303	—
Expiring 05/15/24	MSC	AUD	180	117,038	116,658	—	(380)
Expiring 05/15/24	MSC	AUD	150	96,399	97,215	816	—
Expiring 05/15/24	MSC	AUD	150	98,578	97,215	—	(1,363)
Expiring 05/15/24	MSC	AUD	130	84,948	84,253	—	(695)
Expiring 05/15/24	MSC	AUD	120	78,751	77,772	—	(979)
Expiring 05/15/24	MSC	AUD	90	57,694	58,329	635	—
Expiring 05/15/24	MSC	AUD	80	51,493	51,848	355	—
Expiring 05/15/24	MSC	AUD	40	25,642	25,924	282	—
Expiring 05/15/24	MSC	AUD	40	26,161	25,924	—	(237)
Expiring 05/15/24	MSC	AUD	40	25,710	25,924	214	—
Expiring 05/15/24	MSC	AUD	30	19,280	19,443	163	—
Expiring 05/15/24	MSC	AUD	20	13,069	12,962	—	(107)
Expiring 05/15/24	MSC	AUD	10	6,524	6,481	—	(43)
Expiring 05/15/24	MSC	AUD	10	6,437	6,481	44	—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 05/03/24	MSC	BRL	5,348	$1,070,000	$1,029,625	$—	$(40,375)
Expiring 05/03/24	MSC	BRL	700	140,000	134,717	—	(5,283)
Expiring 05/03/24	MSC	BRL	302	60,000	58,101	—	(1,899)
Expiring 05/03/24	MSC	BRL	302	60,000	58,163	—	(1,837)
Expiring 05/03/24	MSC	BRL	252	50,000	48,456	—	(1,544)
Expiring 05/03/24	MSC	BRL	226	43,925	43,551	—	(374)
Expiring 05/03/24	MSC	BRL	208	40,000	40,093	93	—
Expiring 05/03/24	MSC	BRL	101	20,000	19,529	—	(471)
Expiring 05/03/24	MSC	BRL	101	20,000	19,454	—	(546)
Expiring 05/03/24	MSC	BRL	100	20,000	19,245	—	(755)
Expiring 05/03/24	MSC	BRL	52	10,000	10,024	24	—
Expiring 05/03/24	MSC	BRL	51	10,000	9,733	—	(267)
Expiring 05/03/24	MSC	BRL	51	10,000	9,742	—	(258)
Expiring 05/03/24	MSC	BRL	51	10,000	9,818	—	(182)
Expiring 05/03/24	MSC	BRL	50	10,000	9,622	—	(378)
Expiring 05/03/24	MSC	BRL	50	10,000	9,631	—	(369)
Expiring 05/03/24	MSC	BRL	50	10,000	9,640	—	(360)
Expiring 06/04/24	MSC	BRL	3,069	590,000	589,187	—	(813)
Expiring 06/04/24	MSC	BRL	103	20,000	19,855	—	(145)
Expiring 06/04/24	MSC	BRL	103	20,000	19,722	—	(278)
Expiring 06/04/24	MSC	BRL	52	10,000	9,975	—	(25)
Expiring 06/04/24	MSC	BRL	51	10,000	9,844	—	(156)
Expiring 06/04/24	MSC	BRL	51	10,000	9,869	—	(131)
British Pound,
Expiring 05/15/24	MSC	GBP	1,430	1,815,577	1,786,991	—	(28,586)
Expiring 05/15/24	MSC	GBP	510	647,513	637,318	—	(10,195)
Expiring 05/15/24	MSC	GBP	300	373,345	374,893	1,548	—
Expiring 05/15/24	MSC	GBP	180	224,257	224,936	679	—
Expiring 05/15/24	MSC	GBP	180	224,179	224,936	757	—
Expiring 05/15/24	MSC	GBP	160	203,141	199,943	—	(3,198)
Expiring 05/15/24	MSC	GBP	150	186,683	187,446	763	—
Expiring 05/15/24	MSC	GBP	150	186,542	187,447	905	—
Expiring 05/15/24	MSC	GBP	130	165,052	162,453	—	(2,599)
Expiring 05/15/24	MSC	GBP	110	137,066	137,460	394	—
Expiring 05/15/24	MSC	GBP	100	126,963	124,964	—	(1,999)
Expiring 05/15/24	MSC	GBP	90	112,806	112,468	—	(338)
Expiring 05/15/24	MSC	GBP	80	99,625	99,971	346	—
Expiring 05/15/24	MSC	GBP	60	74,940	74,979	39	—
Expiring 05/15/24	MSC	GBP	50	62,581	62,482	—	(99)
Expiring 05/15/24	MSC	GBP	50	62,815	62,482	—	(333)
Expiring 05/15/24	MSC	GBP	40	49,424	49,986	562	—
Expiring 05/15/24	MSC	GBP	30	37,470	37,489	19	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 05/15/24	MSC	GBP	30	$37,320	$37,489	$169	$—
Expiring 05/15/24	MSC	GBP	20	25,039	24,993	—	(46)
Expiring 05/15/24	MSC	GBP	20	24,980	24,993	13	—
Expiring 05/15/24	MSC	GBP	20	25,039	24,993	—	(46)
Expiring 05/15/24	MSC	GBP	20	24,980	24,992	12	—
Expiring 05/15/24	MSC	GBP	10	12,445	12,497	52	—
Expiring 05/15/24	MSC	GBP	10	12,459	12,497	38	—
Expiring 05/15/24	MSC	GBP	10	12,563	12,496	—	(67)
Expiring 05/15/24	MSC	GBP	10	12,490	12,496	6	—
Expiring 05/15/24	MSC	GBP	10	12,459	12,497	38	—
Expiring 05/15/24	MSC	GBP	10	12,519	12,496	—	(23)
Expiring 05/15/24	MSC	GBP	10	12,459	12,497	38	—
Expiring 05/15/24	MSC	GBP	10	12,551	12,496	—	(55)
Expiring 05/15/24	MSC	GBP	10	12,551	12,496	—	(55)
Canadian Dollar,
Expiring 05/15/24	MSC	CAD	926	670,207	672,448	2,241	—
Expiring 05/15/24	MSC	CAD	910	660,543	660,836	293	—
Expiring 05/15/24	MSC	CAD	901	658,045	654,490	—	(3,555)
Expiring 05/15/24	MSC	CAD	575	420,256	417,841	—	(2,415)
Expiring 05/15/24	MSC	CAD	328	239,850	238,115	—	(1,735)
Expiring 05/15/24	MSC	CAD	288	209,656	209,383	—	(273)
Expiring 05/15/24	MSC	CAD	263	190,284	190,920	636	—
Expiring 05/15/24	MSC	CAD	220	160,019	159,925	—	(94)
Expiring 05/15/24	MSC	CAD	206	150,081	150,030	—	(51)
Expiring 05/15/24	MSC	CAD	206	150,043	149,335	—	(708)
Expiring 05/15/24	MSC	CAD	205	150,109	149,121	—	(988)
Expiring 05/15/24	MSC	CAD	191	139,938	138,926	—	(1,012)
Expiring 05/15/24	MSC	CAD	180	130,051	130,572	521	—
Expiring 05/15/24	MSC	CAD	164	119,675	119,519	—	(156)
Expiring 05/15/24	MSC	CAD	152	110,031	110,110	79	—
Expiring 05/15/24	MSC	CAD	151	110,030	109,944	—	(86)
Expiring 05/15/24	MSC	CAD	151	109,586	109,518	—	(68)
Expiring 05/15/24	MSC	CAD	96	69,982	69,580	—	(402)
Expiring 05/15/24	MSC	CAD	69	50,009	49,919	—	(90)
Expiring 05/15/24	MSC	CAD	68	50,008	49,664	—	(344)
Expiring 05/15/24	MSC	CAD	68	50,008	49,624	—	(384)
Expiring 05/15/24	MSC	CAD	55	40,021	40,008	—	(13)
Expiring 05/15/24	MSC	CAD	41	30,056	29,858	—	(198)
Expiring 05/15/24	MSC	CAD	41	30,005	29,982	—	(23)
Expiring 05/15/24	MSC	CAD	41	30,014	29,995	—	(19)
Expiring 05/15/24	MSC	CAD	28	20,020	20,087	67	—
Expiring 05/15/24	MSC	CAD	28	20,024	20,007	—	(17)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 05/15/24	MSC	CAD	27	$20,000	$19,834	$—	$(166)
Expiring 05/15/24	MSC	CAD	27	19,967	19,859	—	(108)
Expiring 05/15/24	MSC	CAD	14	9,959	9,946	—	(13)
Expiring 05/15/24	MSC	CAD	14	10,003	9,956	—	(47)
Expiring 05/15/24	MSC	CAD	14	10,005	10,002	—	(3)
Expiring 05/15/24	MSC	CAD	14	9,990	9,918	—	(72)
Expiring 05/15/24	MSC	CAD	14	10,003	9,955	—	(48)
Expiring 05/15/24	MSC	CAD	14	10,001	9,932	—	(69)
Expiring 05/15/24	MSC	CAD	14	9,995	9,923	—	(72)
Chilean Peso,
Expiring 05/15/24	MSC	CLP	28,643	30,000	29,828	—	(172)
Expiring 05/15/24	MSC	CLP	28,618	30,000	29,803	—	(197)
Expiring 05/15/24	MSC	CLP	19,482	20,000	20,289	289	—
Expiring 05/15/24	MSC	CLP	9,775	10,000	10,179	179	—
Expiring 05/15/24	MSC	CLP	9,594	10,000	9,991	—	(9)
Chinese Renminbi,
Expiring 05/16/24	MSC	CNH	435	60,005	59,984	—	(21)
Expiring 05/16/24	MSC	CNH	363	50,004	50,107	103	—
Expiring 05/16/24	MSC	CNH	218	30,020	30,054	34	—
Expiring 05/16/24	MSC	CNH	218	30,026	30,055	29	—
Expiring 05/16/24	MSC	CNH	218	30,014	30,077	63	—
Expiring 05/16/24	MSC	CNH	218	30,012	30,010	—	(2)
Expiring 05/16/24	MSC	CNH	145	20,011	20,035	24	—
Expiring 05/16/24	MSC	CNH	145	20,012	19,978	—	(34)
Expiring 05/16/24	MSC	CNH	145	20,020	20,016	—	(4)
Expiring 05/16/24	MSC	CNH	145	20,020	20,063	43	—
Expiring 05/16/24	MSC	CNH	73	10,007	10,009	2	—
Expiring 05/16/24	MSC	CNH	73	10,002	10,007	5	—
Expiring 05/16/24	MSC	CNH	73	10,011	10,024	13	—
Expiring 05/16/24	MSC	CNH	72	10,006	9,996	—	(10)
Colombian Peso,
Expiring 05/16/24	MSC	COP	536,819	140,000	136,482	—	(3,518)
Expiring 05/16/24	MSC	COP	78,098	20,000	19,856	—	(144)
Expiring 05/16/24	MSC	COP	39,483	10,000	10,038	38	—
Expiring 05/16/24	MSC	COP	38,845	10,000	9,876	—	(124)
Expiring 05/16/24	MSC	COP	38,768	10,000	9,856	—	(144)
Czech Koruna,
Expiring 05/15/24	MSC	CZK	757	31,847	32,136	289	—
Expiring 05/15/24	MSC	CZK	506	21,329	21,451	122	—
Expiring 05/15/24	MSC	CZK	506	21,329	21,451	122	—
Expiring 05/15/24	MSC	CZK	506	21,258	21,477	219	—
Expiring 05/15/24	MSC	CZK	253	10,626	10,735	109	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 05/15/24	MSC	CZK	253	$10,655	$10,716	$61	$—
Expiring 05/15/24	MSC	CZK	253	10,632	10,741	109	—
Expiring 05/15/24	MSC	CZK	252	10,616	10,712	96	—
Expiring 05/15/24	MSC	CZK	—*	1	1	—	—
Euro,
Expiring 05/15/24	MSC	EUR	230	245,359	245,601	242	—
Expiring 05/15/24	MSC	EUR	220	234,088	234,923	835	—
Expiring 05/15/24	MSC	EUR	200	213,471	213,567	96	—
Expiring 05/15/24	MSC	EUR	160	171,795	170,853	—	(942)
Expiring 05/15/24	MSC	EUR	160	170,777	170,854	77	—
Expiring 05/15/24	MSC	EUR	160	171,419	170,853	—	(566)
Expiring 05/15/24	MSC	EUR	140	149,570	149,497	—	(73)
Expiring 05/15/24	MSC	EUR	130	138,325	138,818	493	—
Expiring 05/15/24	MSC	EUR	120	128,069	128,140	71	—
Expiring 05/15/24	MSC	EUR	110	117,409	117,462	53	—
Expiring 05/15/24	MSC	EUR	110	116,938	117,462	524	—
Expiring 05/15/24	MSC	EUR	100	106,467	106,783	316	—
Expiring 05/15/24	MSC	EUR	100	106,678	106,783	105	—
Expiring 05/15/24	MSC	EUR	100	106,604	106,783	179	—
Expiring 05/15/24	MSC	EUR	90	96,272	96,105	—	(167)
Expiring 05/15/24	MSC	EUR	70	74,878	74,748	—	(130)
Expiring 05/15/24	MSC	EUR	60	64,007	64,070	63	—
Expiring 05/15/24	MSC	EUR	50	53,641	53,392	—	(249)
Expiring 05/15/24	MSC	EUR	40	42,561	42,713	152	—
Expiring 05/15/24	MSC	EUR	40	42,587	42,714	127	—
Expiring 05/15/24	MSC	EUR	20	21,394	21,357	—	(37)
Expiring 05/15/24	MSC	EUR	20	21,427	21,356	—	(71)
Expiring 05/15/24	MSC	EUR	20	21,299	21,357	58	—
Expiring 05/15/24	MSC	EUR	20	21,281	21,357	76	—
Expiring 05/15/24	MSC	EUR	10	10,665	10,678	13	—
Expiring 05/15/24	MSC	EUR	10	10,703	10,678	—	(25)
Expiring 05/15/24	MSC	EUR	10	10,674	10,679	5	—
Hungarian Forint,
Expiring 05/15/24	MSC	HUF	11,837	31,886	32,245	359	—
Expiring 05/15/24	MSC	HUF	3,943	10,629	10,741	112	—
Expiring 05/15/24	MSC	HUF	3,938	10,673	10,727	54	—
Expiring 05/15/24	MSC	HUF	3,929	10,664	10,703	39	—
Expiring 05/15/24	MSC	HUF	3,906	10,711	10,640	—	(71)
Expiring 05/15/24	MSC	HUF	2	5	5	—	—
Indian Rupee,
Expiring 05/15/24	MSC	INR	62,474	750,000	747,938	—	(2,062)
Expiring 05/15/24	MSC	INR	13,328	160,000	159,560	—	(440)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 05/15/24	MSC	INR	12,495	$150,000	$149,588	$—	$(412)
Expiring 05/15/24	MSC	INR	4,171	50,000	49,938	—	(62)
Expiring 05/15/24	MSC	INR	3,342	40,000	40,007	7	—
Expiring 05/15/24	MSC	INR	2,505	30,000	29,991	—	(9)
Expiring 05/15/24	MSC	INR	2,501	30,000	29,942	—	(58)
Expiring 05/15/24	MSC	INR	1,671	20,000	20,009	9	—
Expiring 05/15/24	MSC	INR	1,668	20,000	19,963	—	(37)
Expiring 05/15/24	MSC	INR	835	10,000	9,993	—	(7)
Expiring 05/15/24	MSC	INR	835	10,000	9,993	—	(7)
Expiring 05/15/24	MSC	INR	835	10,000	10,000	—	—
Expiring 05/15/24	MSC	INR	835	10,000	10,002	2	—
Expiring 05/15/24	MSC	INR	835	10,000	10,001	1	—
Expiring 05/15/24	MSC	INR	834	10,000	9,984	—	(16)
Expiring 05/15/24	MSC	INR	834	10,000	9,980	—	(20)
Indonesian Rupiah,
Expiring 05/15/24	MSC	IDR	488,526	30,000	30,032	32	—
Expiring 05/15/24	MSC	IDR	486,528	30,000	29,910	—	(90)
Expiring 05/15/24	MSC	IDR	325,440	20,000	20,007	7	—
Expiring 05/15/24	MSC	IDR	162,142	10,000	9,968	—	(32)
Israeli Shekel,
Expiring 05/15/24	MSC	ILS	75	19,970	20,128	158	—
Expiring 05/15/24	MSC	ILS	75	19,982	19,964	—	(18)
Expiring 05/15/24	MSC	ILS	38	9,895	10,056	161	—
Japanese Yen,
Expiring 05/01/24	MSC	JPY	23,658	150,006	150,028	22	—
Expiring 05/01/24	MSC	JPY	23,506	149,771	149,060	—	(711)
Expiring 05/01/24	MSC	JPY	14,106	89,880	89,453	—	(427)
Expiring 05/01/24	MSC	JPY	12,523	79,793	79,414	—	(379)
Expiring 05/01/24	MSC	JPY	1,577	10,000	10,001	1	—
Expiring 05/15/24	MSC	JPY	81,075	531,326	515,243	—	(16,083)
Expiring 05/15/24	MSC	JPY	37,253	240,000	236,747	—	(3,253)
Expiring 05/15/24	MSC	JPY	34,595	221,240	219,853	—	(1,387)
Expiring 05/15/24	MSC	JPY	33,614	220,457	213,623	—	(6,834)
Expiring 05/15/24	MSC	JPY	32,156	210,880	204,353	—	(6,527)
Expiring 05/15/24	MSC	JPY	26,317	170,514	167,245	—	(3,269)
Expiring 05/15/24	MSC	JPY	24,835	160,000	157,832	—	(2,168)
Expiring 05/15/24	MSC	JPY	21,639	140,557	137,519	—	(3,038)
Expiring 05/15/24	MSC	JPY	18,547	120,448	117,868	—	(2,580)
Expiring 05/15/24	MSC	JPY	17,029	110,337	108,221	—	(2,116)
Expiring 05/15/24	MSC	JPY	15,476	100,320	98,352	—	(1,968)
Expiring 05/15/24	MSC	JPY	15,471	100,284	98,323	—	(1,961)
Expiring 05/15/24	MSC	JPY	15,319	100,447	97,353	—	(3,094)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 05/15/24	MSC	JPY	13,853	$90,184	$88,035	$—	$(2,149)
Expiring 05/15/24	MSC	JPY	12,385	80,246	78,707	—	(1,539)
Expiring 05/15/24	MSC	JPY	12,365	80,299	78,579	—	(1,720)
Expiring 05/15/24	MSC	JPY	12,364	80,298	78,578	—	(1,720)
Expiring 05/15/24	MSC	JPY	12,347	80,327	78,469	—	(1,858)
Expiring 05/15/24	MSC	JPY	10,819	70,278	68,759	—	(1,519)
Expiring 05/15/24	MSC	JPY	9,286	60,192	59,011	—	(1,181)
Expiring 05/15/24	MSC	JPY	9,273	60,224	58,934	—	(1,290)
Expiring 05/15/24	MSC	JPY	7,741	50,154	49,192	—	(962)
Expiring 05/15/24	MSC	JPY	6,194	40,053	39,362	—	(691)
Expiring 05/15/24	MSC	JPY	6,191	40,132	39,345	—	(787)
Expiring 05/15/24	MSC	JPY	6,181	40,143	39,283	—	(860)
Expiring 05/15/24	MSC	JPY	6,157	40,087	39,132	—	(955)
Expiring 05/15/24	MSC	JPY	6,145	40,003	39,050	—	(953)
Expiring 05/15/24	MSC	JPY	4,647	30,049	29,531	—	(518)
Expiring 05/15/24	MSC	JPY	4,643	30,096	29,505	—	(591)
Expiring 05/15/24	MSC	JPY	4,629	30,133	29,415	—	(718)
Expiring 05/15/24	MSC	JPY	4,618	30,065	29,349	—	(716)
Expiring 05/15/24	MSC	JPY	3,093	20,078	19,657	—	(421)
Expiring 05/15/24	MSC	JPY	3,092	20,064	19,651	—	(413)
Expiring 05/15/24	MSC	JPY	3,091	20,080	19,646	—	(434)
Expiring 05/15/24	MSC	JPY	3,091	20,067	19,646	—	(421)
Expiring 05/15/24	MSC	JPY	1,548	10,031	9,835	—	(196)
Expiring 05/15/24	MSC	JPY	1,547	10,039	9,828	—	(211)
Expiring 05/15/24	MSC	JPY	1,547	10,039	9,828	—	(211)
Expiring 05/15/24	MSC	JPY	1,547	10,050	9,833	—	(217)
Expiring 05/15/24	MSC	JPY	1,545	9,881	9,819	—	(62)
Expiring 05/15/24	MSC	JPY	1,543	10,041	9,809	—	(232)
Expiring 05/15/24	MSC	JPY	1,529	10,029	9,718	—	(311)
Mexican Peso,
Expiring 05/15/24	MSC	MXN	11,252	680,000	655,265	—	(24,735)
Expiring 05/15/24	MSC	MXN	10,590	640,000	616,720	—	(23,280)
Expiring 05/15/24	MSC	MXN	5,130	310,000	298,724	—	(11,276)
Expiring 05/15/24	MSC	MXN	857	49,757	49,906	149	—
Expiring 05/15/24	MSC	MXN	686	39,911	39,950	39	—
Expiring 05/15/24	MSC	MXN	659	39,809	38,392	—	(1,417)
Expiring 05/15/24	MSC	MXN	514	29,933	29,962	29	—
Expiring 05/15/24	MSC	MXN	340	19,914	19,791	—	(123)
Expiring 05/15/24	MSC	MXN	172	9,969	9,992	23	—
Expiring 05/15/24	MSC	MXN	171	9,974	9,956	—	(18)
Expiring 05/15/24	MSC	MXN	171	9,951	9,981	30	—
Expiring 05/15/24	MSC	MXN	171	9,967	9,970	3	—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/15/24	MSC	MXN	171	$9,967	$9,970	$3	$—
Expiring 05/15/24	MSC	MXN	170	9,970	9,908	—	(62)
Expiring 05/15/24	MSC	MXN	170	9,969	9,928	—	(41)
Expiring 05/15/24	MSC	MXN	170	9,975	9,917	—	(58)
Expiring 05/15/24	MSC	MXN	169	9,916	9,841	—	(75)
Expiring 05/15/24	MSC	MXN	169	9,940	9,865	—	(75)
Expiring 05/15/24	MSC	MXN	165	9,952	9,599	—	(353)
New Taiwanese Dollar,
Expiring 05/15/24	MSC	TWD	2,284	70,000	69,949	—	(51)
Expiring 05/15/24	MSC	TWD	1,630	50,000	49,934	—	(66)
Expiring 05/15/24	MSC	TWD	1,627	50,000	49,824	—	(176)
Expiring 05/15/24	MSC	TWD	1,622	50,000	49,675	—	(325)
Expiring 05/15/24	MSC	TWD	1,613	50,000	49,410	—	(590)
Expiring 05/15/24	MSC	TWD	1,299	40,000	39,802	—	(198)
Expiring 05/15/24	MSC	TWD	1,292	40,000	39,586	—	(414)
Expiring 05/15/24	MSC	TWD	1,289	40,000	39,477	—	(523)
Expiring 05/15/24	MSC	TWD	976	30,000	29,895	—	(105)
Expiring 05/15/24	MSC	TWD	652	20,000	19,961	—	(39)
Expiring 05/15/24	MSC	TWD	652	20,000	19,985	—	(15)
Expiring 05/15/24	MSC	TWD	652	20,000	19,963	—	(37)
Expiring 05/15/24	MSC	TWD	651	20,000	19,929	—	(71)
Expiring 05/15/24	MSC	TWD	644	20,000	19,740	—	(260)
Expiring 05/15/24	MSC	TWD	326	10,000	9,977	—	(23)
Expiring 05/15/24	MSC	TWD	323	10,000	9,893	—	(107)
Expiring 05/15/24	MSC	TWD	323	10,000	9,882	—	(118)
New Zealand Dollar,
Expiring 05/15/24	MSC	NZD	460	273,713	271,054	—	(2,659)
Expiring 05/15/24	MSC	NZD	140	82,830	82,495	—	(335)
Expiring 05/15/24	MSC	NZD	120	70,843	70,710	—	(133)
Expiring 05/15/24	MSC	NZD	120	71,287	70,710	—	(577)
Expiring 05/15/24	MSC	NZD	110	65,026	64,817	—	(209)
Expiring 05/15/24	MSC	NZD	100	59,058	58,925	—	(133)
Expiring 05/15/24	MSC	NZD	90	53,553	53,032	—	(521)
Expiring 05/15/24	MSC	NZD	70	41,221	41,248	27	—
Expiring 05/15/24	MSC	NZD	60	35,510	35,355	—	(155)
Expiring 05/15/24	MSC	NZD	60	35,886	35,355	—	(531)
Expiring 05/15/24	MSC	NZD	60	36,442	35,354	—	(1,088)
Expiring 05/15/24	MSC	NZD	30	17,749	17,677	—	(72)
Expiring 05/15/24	MSC	NZD	30	17,826	17,678	—	(148)
Expiring 05/15/24	MSC	NZD	20	11,807	11,785	—	(22)
Expiring 05/15/24	MSC	NZD	20	11,851	11,785	—	(66)
Expiring 05/15/24	MSC	NZD	20	11,882	11,785	—	(97)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 05/15/24	MSC	NZD	20	$11,901	$11,785	$—	$(116)
Expiring 05/15/24	MSC	NZD	20	11,901	11,785	—	(116)
Expiring 05/15/24	MSC	NZD	20	11,768	11,785	17	—
Expiring 05/15/24	MSC	NZD	10	5,916	5,892	—	(24)
Expiring 05/15/24	MSC	NZD	10	5,904	5,893	—	(11)
Expiring 05/15/24	MSC	NZD	10	5,906	5,893	—	(13)
Expiring 05/15/24	MSC	NZD	10	5,889	5,893	4	—
Norwegian Krone,
Expiring 05/15/24	MSC	NOK	1,869	170,344	168,304	—	(2,040)
Expiring 05/15/24	MSC	NOK	1,623	149,034	146,176	—	(2,858)
Expiring 05/15/24	MSC	NOK	1,515	138,420	136,429	—	(1,991)
Expiring 05/15/24	MSC	NOK	1,293	117,328	116,484	—	(844)
Expiring 05/15/24	MSC	NOK	1,161	107,102	104,549	—	(2,553)
Expiring 05/15/24	MSC	NOK	823	74,779	74,115	—	(664)
Expiring 05/15/24	MSC	NOK	696	63,896	62,701	—	(1,195)
Expiring 05/15/24	MSC	NOK	585	53,091	52,708	—	(383)
Expiring 05/15/24	MSC	NOK	585	53,204	52,678	—	(526)
Expiring 05/15/24	MSC	NOK	584	53,108	52,560	—	(548)
Expiring 05/15/24	MSC	NOK	582	53,145	52,420	—	(725)
Expiring 05/15/24	MSC	NOK	581	53,126	52,362	—	(764)
Expiring 05/15/24	MSC	NOK	470	42,673	42,294	—	(379)
Expiring 05/15/24	MSC	NOK	352	31,996	31,706	—	(290)
Expiring 05/15/24	MSC	NOK	352	31,966	31,717	—	(249)
Expiring 05/15/24	MSC	NOK	352	31,973	31,688	—	(285)
Expiring 05/15/24	MSC	NOK	350	31,905	31,523	—	(382)
Expiring 05/15/24	MSC	NOK	350	31,906	31,524	—	(382)
Expiring 05/15/24	MSC	NOK	349	32,166	31,399	—	(767)
Expiring 05/15/24	MSC	NOK	347	31,893	31,280	—	(613)
Expiring 05/15/24	MSC	NOK	235	21,317	21,164	—	(153)
Expiring 05/15/24	MSC	NOK	234	21,214	21,061	—	(153)
Expiring 05/15/24	MSC	NOK	234	21,445	21,114	—	(331)
Expiring 05/15/24	MSC	NOK	118	10,659	10,582	—	(77)
Expiring 05/15/24	MSC	NOK	118	10,653	10,596	—	(57)
Expiring 05/15/24	MSC	NOK	118	10,684	10,618	—	(66)
Expiring 05/15/24	MSC	NOK	118	10,658	10,592	—	(66)
Expiring 05/15/24	MSC	NOK	117	10,662	10,567	—	(95)
Expiring 05/15/24	MSC	NOK	117	10,633	10,528	—	(105)
Expiring 05/15/24	MSC	NOK	117	10,709	10,518	—	(191)
Philippine Peso,
Expiring 05/15/24	MSC	PHP	1,151	20,000	19,921	—	(79)
Expiring 05/15/24	MSC	PHP	1,149	20,000	19,888	—	(112)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 05/15/24	MSC	PLN	302	$74,463	$74,490	$27	$—
Expiring 05/15/24	MSC	PLN	43	10,638	10,642	4	—
Expiring 05/15/24	MSC	PLN	43	10,629	10,716	87	—
Expiring 05/15/24	MSC	PLN	43	10,610	10,697	87	—
Expiring 05/15/24	MSC	PLN	43	10,692	10,504	—	(188)
Expiring 05/15/24	MSC	PLN	43	10,638	10,641	3	—
Singapore Dollar,
Expiring 05/15/24	MSC	SGD	164	120,168	120,075	—	(93)
Expiring 05/15/24	MSC	SGD	163	120,087	119,699	—	(388)
Expiring 05/15/24	MSC	SGD	109	80,008	79,810	—	(198)
Expiring 05/15/24	MSC	SGD	82	60,060	59,866	—	(194)
Expiring 05/15/24	MSC	SGD	82	60,085	59,897	—	(188)
Expiring 05/15/24	MSC	SGD	82	60,083	59,934	—	(149)
Expiring 05/15/24	MSC	SGD	41	30,021	29,749	—	(272)
Expiring 05/15/24	MSC	SGD	27	20,025	20,018	—	(7)
Expiring 05/15/24	MSC	SGD	27	20,028	19,965	—	(63)
Expiring 05/15/24	MSC	SGD	27	20,028	20,012	—	(16)
Expiring 05/15/24	MSC	SGD	27	20,028	20,012	—	(16)
Expiring 05/15/24	MSC	SGD	27	20,016	19,957	—	(59)
Expiring 05/15/24	MSC	SGD	27	20,028	19,965	—	(63)
Expiring 05/15/24	MSC	SGD	14	10,003	9,995	—	(8)
Expiring 05/15/24	MSC	SGD	14	10,012	9,991	—	(21)
Expiring 05/15/24	MSC	SGD	14	10,006	9,979	—	(27)
Expiring 05/15/24	MSC	SGD	14	10,007	9,916	—	(91)
Expiring 05/15/24	MSC	SGD	—*	3	3	—	—
South African Rand,
Expiring 05/15/24	MSC	ZAR	9,301	500,000	493,567	—	(6,433)
Expiring 05/15/24	MSC	ZAR	930	50,000	49,357	—	(643)
Expiring 05/15/24	MSC	ZAR	766	39,934	40,669	735	—
Expiring 05/15/24	MSC	ZAR	373	19,981	19,794	—	(187)
Expiring 05/15/24	MSC	ZAR	372	20,000	19,743	—	(257)
Expiring 05/15/24	MSC	ZAR	192	9,984	10,168	184	—
Expiring 05/15/24	MSC	ZAR	191	9,929	10,150	221	—
Expiring 05/15/24	MSC	ZAR	190	10,095	10,084	—	(11)
Expiring 05/15/24	MSC	ZAR	187	9,950	9,945	—	(5)
Expiring 05/15/24	MSC	ZAR	187	9,921	9,917	—	(4)
Expiring 05/15/24	MSC	ZAR	1	55	55	—	—
South Korean Won,
Expiring 05/16/24	MSC	KRW	110,492	80,000	79,778	—	(222)
Expiring 05/16/24	MSC	KRW	82,915	60,000	59,866	—	(134)
Expiring 05/16/24	MSC	KRW	82,797	60,000	59,781	—	(219)
Expiring 05/16/24	MSC	KRW	55,372	40,000	39,979	—	(21)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 05/16/24	MSC	KRW	55,371	$40,000	$39,979	$—	$(21)
Expiring 05/16/24	MSC	KRW	55,241	40,000	39,885	—	(115)
Expiring 05/16/24	MSC	KRW	41,453	30,000	29,930	—	(70)
Expiring 05/16/24	MSC	KRW	41,370	30,000	29,870	—	(130)
Expiring 05/16/24	MSC	KRW	27,687	20,000	19,991	—	(9)
Expiring 05/16/24	MSC	KRW	27,616	20,000	19,939	—	(61)
Expiring 05/16/24	MSC	KRW	27,557	20,000	19,897	—	(103)
Expiring 05/16/24	MSC	KRW	27,514	20,000	19,866	—	(134)
Expiring 05/16/24	MSC	KRW	27,236	20,000	19,665	—	(335)
Expiring 05/16/24	MSC	KRW	13,971	10,000	10,087	87	—
Expiring 05/16/24	MSC	KRW	13,807	10,000	9,969	—	(31)
Expiring 05/16/24	MSC	KRW	13,794	10,000	9,960	—	(40)
Expiring 05/16/24	MSC	KRW	13,716	10,000	9,903	—	(97)
Expiring 05/16/24	MSC	KRW	13,695	10,000	9,888	—	(112)
Swedish Krona,
Expiring 05/15/24	MSC	SEK	1,279	117,537	116,098	—	(1,439)
Expiring 05/15/24	MSC	SEK	1,170	106,971	106,276	—	(695)
Expiring 05/15/24	MSC	SEK	1,163	106,417	105,621	—	(796)
Expiring 05/15/24	MSC	SEK	1,035	96,572	93,938	—	(2,634)
Expiring 05/15/24	MSC	SEK	931	85,298	84,578	—	(720)
Expiring 05/15/24	MSC	SEK	931	85,612	84,544	—	(1,068)
Expiring 05/15/24	MSC	SEK	699	63,759	63,425	—	(334)
Expiring 05/15/24	MSC	SEK	235	21,508	21,302	—	(206)
Expiring 05/15/24	MSC	SEK	234	21,467	21,227	—	(240)
Expiring 05/15/24	MSC	SEK	232	21,236	21,077	—	(159)
Expiring 05/15/24	MSC	SEK	119	10,858	10,774	—	(84)
Expiring 05/15/24	MSC	SEK	117	10,667	10,584	—	(83)
Expiring 05/15/24	MSC	SEK	116	10,655	10,575	—	(80)
Swiss Franc,
Expiring 05/15/24	MSC	CHF	574	632,471	625,751	—	(6,720)
Expiring 05/15/24	MSC	CHF	300	330,571	326,659	—	(3,912)
Expiring 05/15/24	MSC	CHF	300	331,064	327,055	—	(4,009)
Expiring 05/15/24	MSC	CHF	265	290,917	288,545	—	(2,372)
Expiring 05/15/24	MSC	CHF	255	280,543	278,125	—	(2,418)
Expiring 05/15/24	MSC	CHF	146	160,347	158,624	—	(1,723)
Expiring 05/15/24	MSC	CHF	119	130,276	129,157	—	(1,119)
Expiring 05/15/24	MSC	CHF	100	110,236	109,233	—	(1,003)
Expiring 05/15/24	MSC	CHF	82	90,209	89,141	—	(1,068)
Expiring 05/15/24	MSC	CHF	82	90,468	89,507	—	(961)
Expiring 05/15/24	MSC	CHF	64	70,056	69,632	—	(424)
Expiring 05/15/24	MSC	CHF	64	70,285	69,582	—	(703)
Expiring 05/15/24	MSC	CHF	64	70,164	69,334	—	(830)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 05/15/24	MSC	CHF	55	$60,187	$59,676	$—	$(511)
Expiring 05/15/24	MSC	CHF	37	40,103	39,778	—	(325)
Expiring 05/15/24	MSC	CHF	27	30,053	29,795	—	(258)
Expiring 05/15/24	MSC	CHF	27	29,984	29,756	—	(228)
Expiring 05/15/24	MSC	CHF	27	30,103	29,802	—	(301)
Expiring 05/15/24	MSC	CHF	18	20,057	19,837	—	(220)
Expiring 05/15/24	MSC	CHF	18	20,061	19,900	—	(161)
Expiring 05/15/24	MSC	CHF	9	10,015	9,954	—	(61)
Expiring 05/15/24	MSC	CHF	9	10,030	9,944	—	(86)
Expiring 05/15/24	MSC	CHF	9	10,028	9,947	—	(81)
Thai Baht,
Expiring 05/02/24	MSC	THB	741	20,012	19,991	—	(21)
Expiring 05/02/24	MSC	THB	370	10,006	9,995	—	(11)
Expiring 05/15/24	MSC	THB	1,841	50,054	49,738	—	(316)
Expiring 05/15/24	MSC	THB	1,105	30,032	29,843	—	(189)
Expiring 05/15/24	MSC	THB	1,105	30,032	29,843	—	(189)
Expiring 05/15/24	MSC	THB	1,103	29,990	29,811	—	(179)
Expiring 05/15/24	MSC	THB	742	20,004	20,036	32	—
Expiring 05/15/24	MSC	THB	739	19,937	19,969	32	—
Expiring 05/15/24	MSC	THB	737	20,006	19,921	—	(85)
Expiring 05/15/24	MSC	THB	370	10,005	9,984	—	(21)
Expiring 05/15/24	MSC	THB	370	9,970	10,007	37	—
Expiring 05/15/24	MSC	THB	369	10,003	9,960	—	(43)
Expiring 05/15/24	MSC	THB	368	9,997	9,937	—	(60)
Expiring 05/15/24	MSC	THB	1	36	36	—	—

				$36,506,074	$36,178,007	31,365	(359,432)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 05/15/24	MSC	AUD	6,550	$4,345,249	$4,245,054	$100,195	$—
Expiring 05/15/24	MSC	AUD	960	636,861	622,176	14,685	—
Expiring 05/15/24	MSC	AUD	700	455,285	453,670	1,615	—
Expiring 05/15/24	MSC	AUD	560	364,475	362,936	1,539	—
Expiring 05/15/24	MSC	AUD	520	339,219	337,012	2,207	—
Expiring 05/15/24	MSC	AUD	390	251,141	252,759	—	(1,618)
Expiring 05/15/24	MSC	AUD	330	215,882	213,873	2,009	—
Expiring 05/15/24	MSC	AUD	290	188,005	187,949	56	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 05/15/24	MSC	AUD	280	$179,966	$181,468	$—	$(1,502)
Expiring 05/15/24	MSC	AUD	260	167,459	168,506	—	(1,047)
Expiring 05/15/24	MSC	AUD	260	172,483	168,506	3,977	—
Expiring 05/15/24	MSC	AUD	250	162,074	162,025	49	—
Expiring 05/15/24	MSC	AUD	190	122,591	123,139	—	(548)
Expiring 05/15/24	MSC	AUD	170	110,871	110,177	694	—
Expiring 05/15/24	MSC	AUD	140	90,887	90,734	153	—
Expiring 05/15/24	MSC	AUD	100	65,234	64,810	424	—
Expiring 05/15/24	MSC	AUD	100	64,522	64,810	—	(288)
Expiring 05/15/24	MSC	AUD	70	45,444	45,367	77	—
Expiring 05/15/24	MSC	AUD	70	45,559	45,367	192	—
Expiring 05/15/24	MSC	AUD	70	45,529	45,367	162	—
Expiring 05/15/24	MSC	AUD	60	38,563	38,886	—	(323)
Expiring 05/15/24	MSC	AUD	50	32,415	32,405	10	—
Expiring 05/15/24	MSC	AUD	50	33,170	32,405	765	—
Expiring 05/15/24	MSC	AUD	10	6,483	6,481	2	—
Brazilian Real,
Expiring 05/03/24	MSC	BRL	3,061	590,000	589,209	791	—
Expiring 05/03/24	MSC	BRL	421	80,000	81,046	—	(1,046)
Expiring 05/03/24	MSC	BRL	367	70,000	70,637	—	(637)
Expiring 05/03/24	MSC	BRL	357	70,000	68,667	1,333	—
Expiring 05/03/24	MSC	BRL	355	70,000	68,249	1,751	—
Expiring 05/03/24	MSC	BRL	311	60,000	59,917	83	—
Expiring 05/03/24	MSC	BRL	306	60,000	58,886	1,114	—
Expiring 05/03/24	MSC	BRL	262	50,000	50,483	—	(483)
Expiring 05/03/24	MSC	BRL	257	50,000	49,534	466	—
Expiring 05/03/24	MSC	BRL	255	50,000	49,043	957	—
Expiring 05/03/24	MSC	BRL	211	40,000	40,535	—	(535)
Expiring 05/03/24	MSC	BRL	205	40,000	39,553	447	—
Expiring 05/03/24	MSC	BRL	205	40,000	39,544	456	—
Expiring 05/03/24	MSC	BRL	204	40,000	39,269	731	—
Expiring 05/03/24	MSC	BRL	200	40,000	38,525	1,475	—
Expiring 05/03/24	MSC	BRL	105	20,000	20,196	—	(196)
Expiring 05/03/24	MSC	BRL	102	20,000	19,624	376	—
Expiring 05/03/24	MSC	BRL	101	20,000	19,494	506	—
Expiring 05/03/24	MSC	BRL	101	20,000	19,369	631	—
Expiring 05/03/24	MSC	BRL	101	20,000	19,486	514	—
Expiring 05/03/24	MSC	BRL	100	20,000	19,258	742	—
Expiring 05/03/24	MSC	BRL	52	10,000	9,989	11	—
Expiring 05/03/24	MSC	BRL	52	10,000	9,914	86	—
Expiring 05/03/24	MSC	BRL	52	10,000	10,093	—	(93)
Expiring 05/03/24	MSC	BRL	51	10,000	9,728	272	—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/03/24	MSC	BRL	51	$10,000	$9,734	$266	$—
Expiring 05/03/24	MSC	BRL	51	10,000	9,766	234	—
Expiring 05/03/24	MSC	BRL	51	10,000	9,742	258	—
Expiring 05/03/24	MSC	BRL	50	10,000	9,653	347	—
Expiring 06/04/24	MSC	BRL	103	20,000	19,870	130	—
Expiring 06/04/24	MSC	BRL	52	10,000	9,973	27	—
Expiring 06/04/24	MSC	BRL	51	10,000	9,863	137	—
British Pound,
Expiring 05/15/24	MSC	GBP	470	588,679	587,333	1,346	—
Expiring 05/15/24	MSC	GBP	300	371,295	374,893	—	(3,598)
Expiring 05/15/24	MSC	GBP	140	173,713	174,950	—	(1,237)
Expiring 05/15/24	MSC	GBP	110	136,989	137,461	—	(472)
Expiring 05/15/24	MSC	GBP	110	138,088	137,460	628	—
Expiring 05/15/24	MSC	GBP	90	111,389	112,468	—	(1,079)
Expiring 05/15/24	MSC	GBP	90	112,429	112,468	—	(39)
Expiring 05/15/24	MSC	GBP	80	99,644	99,972	—	(328)
Expiring 05/15/24	MSC	GBP	50	62,435	62,482	—	(47)
Expiring 05/15/24	MSC	GBP	40	50,100	49,985	115	—
Expiring 05/15/24	MSC	GBP	40	49,760	49,986	—	(226)
Expiring 05/15/24	MSC	GBP	40	49,726	49,986	—	(260)
Expiring 05/15/24	MSC	GBP	30	37,224	37,489	—	(265)
Expiring 05/15/24	MSC	GBP	30	37,224	37,489	—	(265)
Expiring 05/15/24	MSC	GBP	20	24,753	24,993	—	(240)
Expiring 05/15/24	MSC	GBP	20	24,907	24,993	—	(86)
Expiring 05/15/24	MSC	GBP	20	24,905	24,993	—	(88)
Expiring 05/15/24	MSC	GBP	20	24,905	24,993	—	(88)
Expiring 05/15/24	MSC	GBP	20	24,880	24,993	—	(113)
Expiring 05/15/24	MSC	GBP	10	12,438	12,497	—	(59)
Expiring 05/15/24	MSC	GBP	10	12,408	12,496	—	(88)
Expiring 05/15/24	MSC	GBP	10	12,520	12,497	23	—
Expiring 05/15/24	MSC	GBP	10	12,553	12,496	57	—
Expiring 05/15/24	MSC	GBP	10	12,487	12,496	—	(9)
Expiring 05/15/24	MSC	GBP	10	12,440	12,497	—	(57)
Expiring 05/15/24	MSC	GBP	10	12,408	12,496	—	(88)
Canadian Dollar,
Expiring 05/15/24	MSC	CAD	2,481	1,830,000	1,802,499	27,501	—
Expiring 05/15/24	MSC	CAD	807	588,653	586,241	2,412	—
Expiring 05/15/24	MSC	CAD	786	580,000	571,284	8,716	—
Expiring 05/15/24	MSC	CAD	482	350,340	350,290	50	—
Expiring 05/15/24	MSC	CAD	301	219,606	218,871	735	—
Expiring 05/15/24	MSC	CAD	207	150,142	150,443	—	(301)
Expiring 05/15/24	MSC	CAD	193	140,035	140,316	—	(281)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 05/15/24	MSC	CAD	179	$130,040	$129,751	$289	$—
Expiring 05/15/24	MSC	CAD	178	130,071	129,244	827	—
Expiring 05/15/24	MSC	CAD	151	109,926	109,476	450	—
Expiring 05/15/24	MSC	CAD	123	90,034	89,356	678	—
Expiring 05/15/24	MSC	CAD	123	90,009	89,273	736	—
Expiring 05/15/24	MSC	CAD	110	80,017	80,111	—	(94)
Expiring 05/15/24	MSC	CAD	69	50,015	49,876	139	—
Expiring 05/15/24	MSC	CAD	55	39,981	39,798	183	—
Expiring 05/15/24	MSC	CAD	41	29,920	29,820	100	—
Expiring 05/15/24	MSC	CAD	41	29,940	29,688	252	—
Expiring 05/15/24	MSC	CAD	41	29,974	29,851	123	—
Expiring 05/15/24	MSC	CAD	41	30,031	29,964	67	—
Expiring 05/15/24	MSC	CAD	14	10,012	10,032	—	(20)
Chilean Peso,
Expiring 05/15/24	MSC	CLP	57,266	60,000	59,635	365	—
Expiring 05/15/24	MSC	CLP	57,165	60,000	59,531	469	—
Expiring 05/15/24	MSC	CLP	29,676	30,000	30,904	—	(904)
Expiring 05/15/24	MSC	CLP	9,728	10,000	10,131	—	(131)
Expiring 05/15/24	MSC	CLP	9,609	10,000	10,007	—	(7)
Chinese Renminbi,
Expiring 05/16/24	MSC	CNH	4,846	670,000	668,507	1,493	—
Expiring 05/16/24	MSC	CNH	218	30,015	30,014	1	—
Expiring 05/16/24	MSC	CNH	145	20,010	20,052	—	(42)
Expiring 05/16/24	MSC	CNH	145	20,016	20,047	—	(31)
Expiring 05/16/24	MSC	CNH	145	20,021	20,033	—	(12)
Expiring 05/16/24	MSC	CNH	145	20,014	20,025	—	(11)
Expiring 05/16/24	MSC	CNH	145	20,022	20,049	—	(27)
Expiring 05/16/24	MSC	CNH	73	10,011	10,026	—	(15)
Colombian Peso,
Expiring 05/16/24	MSC	COP	357,709	90,000	90,945	—	(945)
Expiring 05/16/24	MSC	COP	155,990	40,000	39,659	341	—
Expiring 05/16/24	MSC	COP	79,248	20,000	20,148	—	(148)
Expiring 05/16/24	MSC	COP	39,847	10,000	10,131	—	(131)
Expiring 05/16/24	MSC	COP	38,292	10,000	9,735	265	—
Czech Koruna,
Expiring 05/15/24	MSC	CZK	1,011	42,859	42,899	—	(40)
Expiring 05/15/24	MSC	CZK	758	31,929	32,170	—	(241)
Expiring 05/15/24	MSC	CZK	508	21,456	21,549	—	(93)
Expiring 05/15/24	MSC	CZK	508	21,487	21,572	—	(85)
Expiring 05/15/24	MSC	CZK	507	21,300	21,503	—	(203)
Expiring 05/15/24	MSC	CZK	507	21,300	21,503	—	(203)
Expiring 05/15/24	MSC	CZK	504	21,256	21,404	—	(148)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 05/15/24	MSC	CZK	503	$21,432	$21,359	$73	$—
Expiring 05/15/24	MSC	CZK	253	10,715	10,725	—	(10)
Euro,
Expiring 05/15/24	MSC	EUR	3,390	3,686,286	3,619,953	66,333	—
Expiring 05/15/24	MSC	EUR	290	309,021	309,671	—	(650)
Expiring 05/15/24	MSC	EUR	260	277,143	277,637	—	(494)
Expiring 05/15/24	MSC	EUR	200	214,446	213,566	880	—
Expiring 05/15/24	MSC	EUR	170	181,304	181,531	—	(227)
Expiring 05/15/24	MSC	EUR	110	117,191	117,462	—	(271)
Expiring 05/15/24	MSC	EUR	110	117,964	117,462	502	—
Expiring 05/15/24	MSC	EUR	80	85,588	85,426	162	—
Expiring 05/15/24	MSC	EUR	80	86,083	85,427	656	—
Expiring 05/15/24	MSC	EUR	60	64,344	64,070	274	—
Expiring 05/15/24	MSC	EUR	60	64,441	64,070	371	—
Expiring 05/15/24	MSC	EUR	60	65,244	64,070	1,174	—
Expiring 05/15/24	MSC	EUR	50	53,763	53,391	372	—
Expiring 05/15/24	MSC	EUR	50	53,280	53,392	—	(112)
Expiring 05/15/24	MSC	EUR	50	53,502	53,391	111	—
Expiring 05/15/24	MSC	EUR	40	42,889	42,713	176	—
Expiring 05/15/24	MSC	EUR	30	32,096	32,035	61	—
Expiring 05/15/24	MSC	EUR	30	32,096	32,035	61	—
Expiring 05/15/24	MSC	EUR	30	32,167	32,035	132	—
Expiring 05/15/24	MSC	EUR	30	32,096	32,035	61	—
Expiring 05/15/24	MSC	EUR	30	32,096	32,035	61	—
Expiring 05/15/24	MSC	EUR	20	21,448	21,357	91	—
Expiring 05/15/24	MSC	EUR	20	21,277	21,356	—	(79)
Expiring 05/15/24	MSC	EUR	20	21,748	21,357	391	—
Expiring 05/15/24	MSC	EUR	20	21,397	21,357	40	—
Expiring 05/15/24	MSC	EUR	20	21,748	21,357	391	—
Expiring 05/15/24	MSC	EUR	20	21,397	21,357	40	—
Expiring 05/15/24	MSC	EUR	20	21,447	21,356	91	—
Expiring 05/15/24	MSC	EUR	10	10,699	10,679	20	—
Expiring 05/15/24	MSC	EUR	10	10,740	10,679	61	—
Expiring 05/15/24	MSC	EUR	10	10,654	10,679	—	(25)
Expiring 05/15/24	MSC	EUR	10	10,654	10,679	—	(25)
Expiring 05/15/24	MSC	EUR	10	10,659	10,678	—	(19)
Expiring 05/15/24	MSC	EUR	10	10,665	10,678	—	(13)
Expiring 05/15/24	MSC	EUR	10	10,699	10,679	20	—
Expiring 05/15/24	MSC	EUR	10	10,665	10,678	—	(13)
Hungarian Forint,
Expiring 05/15/24	MSC	HUF	27,685	74,386	75,416	—	(1,030)
Expiring 05/15/24	MSC	HUF	19,721	53,287	53,723	—	(436)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Hungarian Forint (cont’d.),
Expiring 05/15/24	MSC	HUF	15,725	$42,616	$42,837	$—	$(221)
Expiring 05/15/24	MSC	HUF	11,828	31,897	32,221	—	(324)
Expiring 05/15/24	MSC	HUF	11,804	31,903	32,157	—	(254)
Expiring 05/15/24	MSC	HUF	7,862	21,307	21,418	—	(111)
Expiring 05/15/24	MSC	HUF	7,793	21,404	21,230	174	—
Expiring 05/15/24	MSC	HUF	3,938	10,735	10,728	7	—
Expiring 05/15/24	MSC	HUF	3,933	10,640	10,713	—	(73)
Expiring 05/15/24	MSC	HUF	3,931	10,654	10,709	—	(55)
Expiring 05/15/24	MSC	HUF	3,930	10,607	10,706	—	(99)
Expiring 05/15/24	MSC	HUF	3,897	10,702	10,615	87	—
Expiring 05/15/24	MSC	HUF	9	26	26	—	—
Indian Rupee,
Expiring 05/15/24	MSC	INR	5,851	70,000	70,045	—	(45)
Expiring 05/15/24	MSC	INR	5,851	70,000	70,050	—	(50)
Expiring 05/15/24	MSC	INR	4,175	50,000	49,978	22	—
Expiring 05/15/24	MSC	INR	4,175	50,000	49,984	16	—
Expiring 05/15/24	MSC	INR	3,339	40,000	39,969	31	—
Expiring 05/15/24	MSC	INR	3,338	40,000	39,965	35	—
Expiring 05/15/24	MSC	INR	3,338	40,000	39,965	35	—
Expiring 05/15/24	MSC	INR	2,507	30,000	30,014	—	(14)
Expiring 05/15/24	MSC	INR	2,507	30,000	30,009	—	(9)
Expiring 05/15/24	MSC	INR	2,505	30,000	29,991	9	—
Expiring 05/15/24	MSC	INR	2,505	30,000	29,987	13	—
Expiring 05/15/24	MSC	INR	2,504	30,000	29,977	23	—
Expiring 05/15/24	MSC	INR	1,672	20,000	20,016	—	(16)
Expiring 05/15/24	MSC	INR	1,669	20,000	19,986	14	—
Expiring 05/15/24	MSC	INR	836	10,000	10,005	—	(5)
Expiring 05/15/24	MSC	INR	836	10,000	10,007	—	(7)
Expiring 05/15/24	MSC	INR	835	10,000	9,996	4	—
Expiring 05/15/24	MSC	INR	835	10,000	10,001	—	(1)
Expiring 05/15/24	MSC	INR	834	10,000	9,982	18	—
Expiring 05/15/24	MSC	INR	833	10,000	9,975	25	—
Indonesian Rupiah,
Expiring 05/15/24	MSC	IDR	5,070,090	320,000	311,687	8,313	—
Expiring 05/15/24	MSC	IDR	324,929	20,000	19,975	25	—
Expiring 05/15/24	MSC	IDR	162,048	10,000	9,962	38	—
Israeli Shekel,
Expiring 05/15/24	MSC	ILS	407	110,000	108,766	1,234	—
Expiring 05/15/24	MSC	ILS	76	20,028	20,293	—	(265)
Expiring 05/15/24	MSC	ILS	38	9,998	10,082	—	(84)
Expiring 05/15/24	MSC	ILS	38	10,042	10,062	—	(20)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 05/15/24	MSC	JPY	211,518	$1,400,000	$1,344,222	$55,778	$—
Expiring 05/15/24	MSC	JPY	157,128	1,040,000	998,565	41,435	—
Expiring 05/15/24	MSC	JPY	111,802	740,000	710,518	29,482	—
Expiring 05/15/24	MSC	JPY	78,882	511,881	501,303	10,578	—
Expiring 05/15/24	MSC	JPY	61,945	410,000	393,665	16,335	—
Expiring 05/15/24	MSC	JPY	51,369	340,000	326,454	13,546	—
Expiring 05/15/24	MSC	JPY	40,177	260,767	255,331	5,436	—
Expiring 05/15/24	MSC	JPY	23,658	150,325	150,350	—	(25)
Expiring 05/15/24	MSC	JPY	23,506	150,090	149,380	710	—
Expiring 05/15/24	MSC	JPY	21,376	140,529	135,848	4,681	—
Expiring 05/15/24	MSC	JPY	14,106	90,072	89,646	426	—
Expiring 05/15/24	MSC	JPY	13,742	90,339	87,330	3,009	—
Expiring 05/15/24	MSC	JPY	12,523	79,963	79,585	378	—
Expiring 05/15/24	MSC	JPY	10,891	70,167	69,213	954	—
Expiring 05/15/24	MSC	JPY	9,456	60,126	60,093	33	—
Expiring 05/15/24	MSC	JPY	9,065	60,000	57,610	2,390	—
Expiring 05/15/24	MSC	JPY	7,735	50,216	49,155	1,061	—
Expiring 05/15/24	MSC	JPY	6,169	40,172	39,205	967	—
Expiring 05/15/24	MSC	JPY	4,724	30,078	30,019	59	—
Expiring 05/15/24	MSC	JPY	3,122	20,040	19,841	199	—
Expiring 05/15/24	MSC	JPY	3,112	20,055	19,780	275	—
Expiring 05/15/24	MSC	JPY	3,110	20,039	19,764	275	—
Expiring 05/15/24	MSC	JPY	3,107	20,065	19,744	321	—
Expiring 05/15/24	MSC	JPY	1,577	10,022	10,024	—	(2)
Expiring 05/15/24	MSC	JPY	1,556	10,024	9,888	136	—
Expiring 05/15/24	MSC	JPY	1,556	10,025	9,887	138	—
Expiring 05/15/24	MSC	JPY	1,547	10,044	9,832	212	—
Expiring 05/15/24	MSC	JPY	1,547	10,037	9,830	207	—
Mexican Peso,
Expiring 05/15/24	MSC	MXN	6,811	399,300	396,643	2,657	—
Expiring 05/15/24	MSC	MXN	1,702	99,801	99,137	664	—
Expiring 05/15/24	MSC	MXN	1,533	89,629	89,251	378	—
Expiring 05/15/24	MSC	MXN	1,205	69,701	70,173	—	(472)
Expiring 05/15/24	MSC	MXN	1,198	69,762	69,774	—	(12)
Expiring 05/15/24	MSC	MXN	1,033	59,744	60,149	—	(405)
Expiring 05/15/24	MSC	MXN	1,033	59,744	60,149	—	(405)
Expiring 05/15/24	MSC	MXN	851	49,900	49,568	332	—
Expiring 05/15/24	MSC	MXN	835	49,861	48,654	1,207	—
Expiring 05/15/24	MSC	MXN	691	39,937	40,225	—	(288)
Expiring 05/15/24	MSC	MXN	691	39,937	40,225	—	(288)
Expiring 05/15/24	MSC	MXN	513	29,897	29,902	—	(5)
Expiring 05/15/24	MSC	MXN	500	29,866	29,138	728	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 05/15/24	MSC	MXN	342	$19,957	$19,904	$53	$—
Expiring 05/15/24	MSC	MXN	334	19,925	19,439	486	—
Expiring 05/15/24	MSC	MXN	334	19,911	19,471	440	—
Expiring 05/15/24	MSC	MXN	334	19,911	19,426	485	—
Expiring 05/15/24	MSC	MXN	170	9,979	9,914	65	—
Expiring 05/15/24	MSC	MXN	167	9,955	9,735	220	—
Expiring 05/15/24	MSC	MXN	166	9,964	9,691	273	—
New Taiwanese Dollar,
Expiring 05/15/24	MSC	TWD	4,146	130,000	127,003	2,997	—
Expiring 05/15/24	MSC	TWD	1,952	60,000	59,796	204	—
Expiring 05/15/24	MSC	TWD	1,914	60,000	58,617	1,383	—
Expiring 05/15/24	MSC	TWD	1,300	40,000	39,811	189	—
Expiring 05/15/24	MSC	TWD	979	30,000	29,976	24	—
Expiring 05/15/24	MSC	TWD	978	30,000	29,965	35	—
Expiring 05/15/24	MSC	TWD	973	30,000	29,809	191	—
Expiring 05/15/24	MSC	TWD	969	30,000	29,686	314	—
Expiring 05/15/24	MSC	TWD	652	20,000	19,956	44	—
Expiring 05/15/24	MSC	TWD	652	20,000	19,967	33	—
Expiring 05/15/24	MSC	TWD	651	20,000	19,932	68	—
Expiring 05/15/24	MSC	TWD	326	10,000	9,981	19	—
Expiring 05/15/24	MSC	TWD	326	10,000	9,977	23	—
New Zealand Dollar,
Expiring 05/15/24	MSC	NZD	290	172,092	170,882	1,210	—
Expiring 05/15/24	MSC	NZD	280	167,819	164,989	2,830	—
Expiring 05/15/24	MSC	NZD	150	89,633	88,387	1,246	—
Expiring 05/15/24	MSC	NZD	140	82,539	82,495	44	—
Expiring 05/15/24	MSC	NZD	140	83,620	82,494	1,126	—
Expiring 05/15/24	MSC	NZD	120	71,638	70,709	929	—
Expiring 05/15/24	MSC	NZD	120	71,233	70,709	524	—
Expiring 05/15/24	MSC	NZD	120	71,042	70,710	332	—
Expiring 05/15/24	MSC	NZD	120	71,042	70,710	332	—
Expiring 05/15/24	MSC	NZD	100	59,518	58,925	593	—
Expiring 05/15/24	MSC	NZD	100	59,755	58,924	831	—
Expiring 05/15/24	MSC	NZD	90	53,139	53,032	107	—
Expiring 05/15/24	MSC	NZD	90	53,814	53,032	782	—
Expiring 05/15/24	MSC	NZD	70	41,856	41,248	608	—
Expiring 05/15/24	MSC	NZD	60	35,455	35,355	100	—
Expiring 05/15/24	MSC	NZD	40	23,563	23,570	—	(7)
Expiring 05/15/24	MSC	NZD	40	23,582	23,569	13	—
Expiring 05/15/24	MSC	NZD	40	23,807	23,570	237	—
Expiring 05/15/24	MSC	NZD	40	23,613	23,570	43	—
Expiring 05/15/24	MSC	NZD	40	23,660	23,570	90	—

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 05/15/24	MSC	NZD	30	$17,713	$17,677	$36	$—
Expiring 05/15/24	MSC	NZD	20	11,869	11,785	84	—
Expiring 05/15/24	MSC	NZD	10	5,934	5,892	42	—
Expiring 05/15/24	MSC	NZD	10	5,896	5,893	3	—
Expiring 05/15/24	MSC	NZD	10	5,976	5,893	83	—
Expiring 05/15/24	MSC	NZD	10	5,979	5,892	87	—
Expiring 05/15/24	MSC	NZD	10	5,915	5,893	22	—
Expiring 05/15/24	MSC	NZD	10	5,979	5,892	87	—
Expiring 05/15/24	MSC	NZD	10	5,934	5,892	42	—
Expiring 05/15/24	MSC	NZD	10	5,896	5,893	3	—
Expiring 05/15/24	MSC	NZD	10	5,952	5,893	59	—
Expiring 05/15/24	MSC	NZD	10	5,936	5,892	44	—
Norwegian Krone,
Expiring 05/15/24	MSC	NOK	1,512	139,259	136,142	3,117	—
Expiring 05/15/24	MSC	NOK	582	53,624	52,424	1,200	—
Expiring 05/15/24	MSC	NOK	581	53,700	52,316	1,384	—
Expiring 05/15/24	MSC	NOK	471	42,960	42,391	569	—
Expiring 05/15/24	MSC	NOK	235	21,413	21,144	269	—
Expiring 05/15/24	MSC	NOK	118	10,657	10,582	75	—
Expiring 05/15/24	MSC	NOK	117	10,639	10,564	75	—
Expiring 05/15/24	MSC	NOK	117	10,654	10,580	74	—
Expiring 05/15/24	MSC	NOK	116	10,747	10,481	266	—
Expiring 05/15/24	MSC	NOK	116	10,725	10,485	240	—
Expiring 05/15/24	MSC	NOK	—*	24	24	—	—
Philippine Peso,
Expiring 05/15/24	MSC	PHP	4,546	80,000	78,683	1,317	—
Expiring 05/15/24	MSC	PHP	4,501	80,000	77,907	2,093	—
Expiring 05/15/24	MSC	PHP	1,142	20,000	19,760	240	—
Expiring 05/15/24	MSC	PHP	575	10,000	9,947	53	—
Polish Zloty,
Expiring 05/15/24	MSC	PLN	771	191,733	189,942	1,791	—
Expiring 05/15/24	MSC	PLN	262	63,891	64,505	—	(614)
Expiring 05/15/24	MSC	PLN	217	53,725	53,589	136	—
Expiring 05/15/24	MSC	PLN	214	53,274	52,776	498	—
Expiring 05/15/24	MSC	PLN	174	42,596	43,005	—	(409)
Expiring 05/15/24	MSC	PLN	130	31,974	31,983	—	(9)
Expiring 05/15/24	MSC	PLN	129	31,916	31,833	83	—
Expiring 05/15/24	MSC	PLN	87	21,298	21,503	—	(205)
Expiring 05/15/24	MSC	PLN	87	21,243	21,517	—	(274)
Expiring 05/15/24	MSC	PLN	86	21,265	21,224	41	—
Expiring 05/15/24	MSC	PLN	86	21,316	21,286	30	—
Expiring 05/15/24	MSC	PLN	86	21,399	21,248	151	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 05/15/24	MSC	PLN	43	$10,639	$10,611	$28	$—
Expiring 05/15/24	MSC	PLN	43	10,761	10,520	241	—
Expiring 05/15/24	MSC	PLN	43	10,633	10,613	20	—
Expiring 05/15/24	MSC	PLN	43	10,713	10,662	51	—
Expiring 05/15/24	MSC	PLN	43	10,655	10,555	100	—
Singapore Dollar,
Expiring 05/15/24	MSC	SGD	1,584	1,180,000	1,161,079	18,921	—
Expiring 05/15/24	MSC	SGD	832	620,000	610,059	9,941	—
Expiring 05/15/24	MSC	SGD	255	190,000	186,953	3,047	—
Expiring 05/15/24	MSC	SGD	135	100,096	99,211	885	—
Expiring 05/15/24	MSC	SGD	95	70,087	69,950	137	—
Expiring 05/15/24	MSC	SGD	68	50,082	49,639	443	—
Expiring 05/15/24	MSC	SGD	54	39,978	39,817	161	—
Expiring 05/15/24	MSC	SGD	41	30,075	29,993	82	—
Expiring 05/15/24	MSC	SGD	27	20,050	19,995	55	—
Expiring 05/15/24	MSC	SGD	27	20,024	19,953	71	—
Expiring 05/15/24	MSC	SGD	27	20,033	19,856	177	—
Expiring 05/15/24	MSC	SGD	14	10,006	9,963	43	—
Expiring 05/15/24	MSC	SGD	14	10,011	9,984	27	—
Expiring 05/15/24	MSC	SGD	14	10,001	9,976	25	—
Expiring 05/15/24	MSC	SGD	14	10,001	9,976	25	—
Expiring 05/15/24	MSC	SGD	14	10,011	9,976	35	—
Expiring 05/15/24	MSC	SGD	14	10,011	9,976	35	—
Expiring 05/15/24	MSC	SGD	14	10,035	9,946	89	—
Expiring 05/15/24	MSC	SGD	14	10,025	9,998	27	—
Expiring 05/15/24	MSC	SGD	—*	3	3	—	—
South African Rand,
Expiring 05/15/24	MSC	ZAR	1,142	59,956	60,581	—	(625)
Expiring 05/15/24	MSC	ZAR	951	49,962	50,493	—	(531)
Expiring 05/15/24	MSC	ZAR	769	40,193	40,800	—	(607)
Expiring 05/15/24	MSC	ZAR	383	19,987	20,323	—	(336)
Expiring 05/15/24	MSC	ZAR	383	19,987	20,323	—	(336)
Expiring 05/15/24	MSC	ZAR	380	19,968	20,176	—	(208)
Expiring 05/15/24	MSC	ZAR	374	19,783	19,869	—	(86)
Expiring 05/15/24	MSC	ZAR	192	9,988	10,189	—	(201)
Expiring 05/15/24	MSC	ZAR	189	10,008	10,052	—	(44)
South Korean Won,
Expiring 05/16/24	MSC	KRW	672,374	500,000	485,468	14,532	—
Expiring 05/16/24	MSC	KRW	403,424	300,000	291,281	8,719	—
Expiring 05/16/24	MSC	KRW	309,292	230,000	223,315	6,685	—
Expiring 05/16/24	MSC	KRW	55,032	40,000	39,734	266	—
Expiring 05/16/24	MSC	KRW	27,935	20,000	20,170	—	(170)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 05/16/24	MSC	KRW	27,513	$20,000	$19,865	$135	$—
Expiring 05/16/24	MSC	KRW	27,440	20,000	19,812	188	—
Expiring 05/16/24	MSC	KRW	27,438	20,000	19,811	189	—
Expiring 05/16/24	MSC	KRW	27,240	20,000	19,668	332	—
Expiring 05/16/24	MSC	KRW	13,968	10,000	10,085	—	(85)
Expiring 05/16/24	MSC	KRW	13,765	10,000	9,938	62	—
Expiring 05/16/24	MSC	KRW	13,757	10,000	9,933	67	—
Expiring 05/16/24	MSC	KRW	13,744	10,000	9,924	76	—
Expiring 05/16/24	MSC	KRW	13,618	10,000	9,833	167	—
Swedish Krona,
Expiring 05/15/24	MSC	SEK	3,248	298,620	294,895	3,725	—
Expiring 05/15/24	MSC	SEK	2,647	246,085	240,364	5,721	—
Expiring 05/15/24	MSC	SEK	2,437	223,475	221,315	2,160	—
Expiring 05/15/24	MSC	SEK	2,204	203,727	200,093	3,634	—
Expiring 05/15/24	MSC	SEK	1,742	160,281	158,199	2,082	—
Expiring 05/15/24	MSC	SEK	1,498	139,214	135,978	3,236	—
Expiring 05/15/24	MSC	SEK	1,266	118,199	114,970	3,229	—
Expiring 05/15/24	MSC	SEK	1,158	106,575	105,185	1,390	—
Expiring 05/15/24	MSC	SEK	930	85,236	84,412	824	—
Expiring 05/15/24	MSC	SEK	817	74,761	74,220	541	—
Expiring 05/15/24	MSC	SEK	806	75,251	73,169	2,082	—
Expiring 05/15/24	MSC	SEK	582	53,379	52,853	526	—
Expiring 05/15/24	MSC	SEK	579	53,213	52,557	656	—
Expiring 05/15/24	MSC	SEK	464	42,885	42,120	765	—
Expiring 05/15/24	MSC	SEK	463	42,597	42,041	556	—
Expiring 05/15/24	MSC	SEK	349	31,777	31,673	104	—
Expiring 05/15/24	MSC	SEK	347	32,156	31,523	633	—
Expiring 05/15/24	MSC	SEK	232	21,338	21,077	261	—
Expiring 05/15/24	MSC	SEK	117	10,677	10,616	61	—
Expiring 05/15/24	MSC	SEK	117	10,715	10,609	106	—
Expiring 05/15/24	MSC	SEK	117	10,664	10,593	71	—
Expiring 05/15/24	MSC	SEK	116	10,648	10,509	139	—
Expiring 05/15/24	MSC	SEK	115	10,727	10,478	249	—
Swiss Franc,
Expiring 05/15/24	MSC	CHF	3,367	3,740,000	3,668,954	71,046	—
Expiring 05/15/24	MSC	CHF	549	610,000	598,412	11,588	—
Expiring 05/15/24	MSC	CHF	369	410,000	402,212	7,788	—
Expiring 05/15/24	MSC	CHF	365	401,218	397,389	3,829	—
Expiring 05/15/24	MSC	CHF	360	400,000	392,401	7,599	—
Expiring 05/15/24	MSC	CHF	246	270,384	267,892	2,492	—
Expiring 05/15/24	MSC	CHF	165	180,449	179,310	1,139	—
Expiring 05/15/24	MSC	CHF	164	180,496	178,697	1,799	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 05/15/24	MSC	CHF	128	$140,126	$139,217	$909	$—
Expiring 05/15/24	MSC	CHF	119	130,395	129,237	1,158	—
Expiring 05/15/24	MSC	CHF	109	120,228	119,318	910	—
Expiring 05/15/24	MSC	CHF	46	50,090	49,774	316	—
Expiring 05/15/24	MSC	CHF	37	40,093	39,833	260	—
Expiring 05/15/24	MSC	CHF	36	40,124	39,768	356	—
Expiring 05/15/24	MSC	CHF	36	40,076	39,720	356	—
Expiring 05/15/24	MSC	CHF	28	30,045	30,026	19	—
Expiring 05/15/24	MSC	CHF	27	30,045	29,761	284	—
Expiring 05/15/24	MSC	CHF	27	30,101	29,845	256	—
Expiring 05/15/24	MSC	CHF	18	19,973	19,931	42	—
Expiring 05/15/24	MSC	CHF	18	20,055	19,855	200	—
Expiring 05/15/24	MSC	CHF	18	20,061	19,883	178	—
Expiring 05/15/24	MSC	CHF	9	10,018	9,958	60	—
Expiring 05/15/24	MSC	CHF	9	10,004	9,939	65	—
Expiring 05/15/24	MSC	CHF	9	10,018	9,955	63	—
Expiring 05/15/24	MSC	CHF	9	10,025	9,932	93	—
Expiring 05/15/24	MSC	CHF	9	10,028	9,939	89	—
Expiring 05/15/24	MSC	CHF	9	9,984	9,963	21	—
Expiring 05/15/24	MSC	CHF	9	10,000	9,920	80	—
Thai Baht,
Expiring 05/03/24	MSC	THB	370	9,964	9,996	—	(32)
Expiring 05/15/24	MSC	THB	16,325	450,000	441,034	8,966	—
Expiring 05/15/24	MSC	THB	5,079	140,000	137,211	2,789	—
Expiring 05/15/24	MSC	THB	741	20,020	20,012	8	—
Expiring 05/15/24	MSC	THB	370	10,033	10,003	30	—
Expiring 05/15/24	MSC	THB	370	10,010	10,006	4	—

				$49,054,637	$48,361,064	726,472	(32,899)

						$757,837	$(392,331)

*	Less than 500.

Cross currency exchange contracts outstanding at April 30, 2024:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
05/15/24	Buy	CZK	503	EUR	20	$—	$—	MSC
05/15/24	Buy	EUR	10	SEK	117	60	—	MSC
05/15/24	Buy	EUR	10	SEK	117	65	—	MSC

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Cross currency exchange contracts outstanding at April 30, 2024 (continued):

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
05/15/24	Buy	EUR	10	SEK	117	$51	$—	MSC
05/15/24	Buy	EUR	10	SEK	117	73	—	MSC
05/15/24	Buy	EUR	10	SEK	117	54	—	MSC
05/15/24	Buy	EUR	10	NOK	118	64	—	MSC
05/15/24	Buy	EUR	10	NOK	118	51	—	MSC
05/15/24	Buy	EUR	10	NOK	118	51	—	MSC
05/15/24	Buy	EUR	10	NOK	118	17	—	MSC
05/15/24	Buy	EUR	20	CZK	503	—	—	MSC
05/15/24	Buy	EUR	30	NOK	354	186	—	MSC
05/15/24	Buy	EUR	30	CZK	755	—	(17)	MSC
05/15/24	Buy	EUR	30	HUF	11,748	33	—	MSC
05/15/24	Buy	EUR	40	HUF	15,662	47	—	MSC
05/15/24	Buy	EUR	130	CZK	3,300	—	(1,183)	MSC
05/15/24	Buy	EUR	190	NOK	2,201	4,696	—	MSC
05/15/24	Buy	EUR	320	NOK	3,707	7,909	—	MSC
05/15/24	Buy	EUR	320	CZK	8,123	—	(2,914)	MSC
05/15/24	Buy	EUR	780	SEK	8,928	22,284	—	MSC
05/15/24	Buy	EUR	1,060	NOK	12,278	26,198	—	MSC
05/15/24	Buy	HUF	15,643	EUR	40	—	(99)	MSC
05/15/24	Buy	HUF	15,667	EUR	40	—	(36)	MSC
05/15/24	Buy	HUF	219,400	EUR	560	—	(314)	MSC
05/15/24	Buy	NOK	118	EUR	10	—	(21)	MSC
05/15/24	Buy	NOK	118	EUR	10	—	(61)	MSC
05/15/24	Buy	NOK	118	EUR	10	—	(58)	MSC
05/15/24	Buy	NOK	119	EUR	10	2	—	MSC
05/15/24	Buy	NOK	119	EUR	10	1	—	MSC
05/15/24	Buy	NOK	236	EUR	20	—	(119)	MSC
05/15/24	Buy	PLN	43	EUR	10	—	(26)	MSC
05/15/24	Buy	PLN	87	EUR	20	—	(24)	MSC
05/15/24	Buy	PLN	1,111	EUR	260	—	(3,916)	MSC
05/15/24	Buy	PLN	2,904	EUR	680	—	(10,242)	MSC
05/15/24	Buy	SEK	117	EUR	10	—	(14)	MSC
05/15/24	Buy	SEK	234	EUR	20	—	(98)	MSC
05/15/24	Buy	SEK	351	EUR	30	—	(139)	MSC
05/15/24	Buy	SEK	469	EUR	40	—	(93)	MSC
05/15/24	Buy	SEK	704	EUR	60	—	(125)	MSC

						$61,842	$(19,499)

See Notes to Financial Statements.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$491,927	$—
MSC	1,136,752	—

Total	$1,628,679	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Short-Term Investment
Affiliated Mutual Fund	$29,548,397	$—	$—

Other Financial Instruments*
Assets
Futures Contracts	$244,392	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	757,837	—
OTC Cross Currency Exchange Contracts	—	61,842	—

Total	$244,392	$819,679	$—

Liabilities
Futures Contracts	$(125,792)	$—	$—
OTC Forward Foreign Currency Exchange Contracts	—	(392,331)	—
OTC Cross Currency Exchange Contracts	—	(19,499)	—

Total	$(125,792)	$(411,830)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards, which are recorded at unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Affiliated Mutual Fund	75.0%
Other assets in excess of liabilities	25.0

100.0%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are equity risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$118,781	*	Due from/to broker-variation margin futures	$63,522	*
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	61,842		Unrealized depreciation on OTC cross currency exchange contracts	19,499
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	757,837		Unrealized depreciation on OTC forward foreign currency exchange contracts	392,331
Interest rate contracts	Due from/to broker-variation margin futures	125,611	*	Due from/to broker-variation margin futures	62,270	*

		$1,064,071			$537,622

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Equity contracts	$636,022	$—
Foreign exchange contracts	—	(158,538)
Interest rate contracts	(672,496)	—

Total	$(36,474)	$(158,538)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts
Equity contracts	$38,739	$—
Foreign exchange contracts	—	191,789
Interest rate contracts	85,504	—

Total	$124,243	$191,789

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$59,648,775
Futures Contracts - Short Positions (1)	28,380,529
Forward Foreign Currency Exchange Contracts - Purchased (2)	32,222,795
Forward Foreign Currency Exchange Contracts - Sold (2)	43,191,247
Cross Currency Exchange Contracts (3)	4,245,384

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
MSC	$819,679	$(411,830)	$407,849	$—	$407,849

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Affiliated investments (cost $29,548,397)	$29,548,397
Cash	369,168
Foreign currency, at value (cost $3,302)	3,288
Deposit with prime broker for futures and OTC forward foreign currency exchange contracts	7,155,373
Deposit with broker for centrally cleared/exchange-traded derivatives	1,628,679
Unrealized appreciation on OTC forward foreign currency exchange contracts	757,837
Due from broker—variation margin futures	334,216
Unrealized appreciation on OTC cross currency exchange contracts	61,842
Receivable for Fund shares sold	1,926
Prepaid expenses and other assets	43,040

Total Assets	39,903,766

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	392,331
Audit fee payable	28,880
Accrued expenses and other liabilities	22,686
Unrealized depreciation on OTC cross currency exchange contracts	19,499
Management fee payable	15,311
Professional fees payable	10,093
Custodian and accounting fee payable	8,052
Registration fees payable	5,331
Shareholders’ reports fee payable	2,422
Payable for Fund shares purchased	1,926
Trustees’ fees payable	774
Affiliated transfer agent fee payable	233
Distribution fee payable	42

Total Liabilities	507,580

Net Assets	$39,396,186

Net assets were comprised of:
Shares of beneficial interest, at par	$4,130
Paid-in capital in excess of par	42,622,500
Total distributable earnings (loss)	(3,230,444)

Net assets, April 30, 2024	$39,396,186

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	39

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A

Net asset value and redemption price per share, ($152,178 ÷ 15,949 shares of beneficial interest issued and outstanding)	$9.54
Maximum sales charge (5.50% of offering price)	0.56

Maximum offering price to public	$10.10

Class C

Net asset value, offering price and redemption price per share, ($14,591 ÷ 1,533 shares of beneficial interest issued and outstanding)	$9.52

Class Z

Net asset value, offering price and redemption price per share, ($6,896,605 ÷ 722,253 shares of beneficial interest issued and outstanding)	$9.55

Class R6

Net asset value, offering price and redemption price per share, ($32,332,812 ÷ 3,390,748 shares of beneficial interest issued and outstanding)	$9.54

See Notes to Financial Statements.

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Affiliated dividend income	$818,579
Interest income	24,071

Total income	842,650

Expenses
Management fee	205,608
Distribution fee(a)	369
Audit fee	28,880
Professional fees	20,594
Registration fees(a)	18,997
Custodian and accounting fees	15,825
Shareholders’ reports	11,325
Transfer agent’s fees and expenses (including affiliated expense of $770)(a)	8,399
Trustees’ fees	5,036
Miscellaneous	14,124

Total expenses	329,157
Less: Fee waiver and/or expense reimbursement(a)	(109,579)

Net expenses	219,578

Net investment income (loss)	623,072

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Futures transactions	(36,474)
Forward currency contract transactions	(158,538)
Foreign currency transactions	(2,035)

(197,047)

Net change in unrealized appreciation (depreciation) on:
Futures	124,243
Forward and cross currency contracts	191,789
Foreign currencies	(7,132)

308,900

Net gain (loss) on investment and foreign currency transactions	111,853

Net Increase (Decrease) In Net Assets Resulting From Operations	$734,925

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	233	136	—	—
Registration fees	5,010	3,706	7,566	2,715
Transfer agent’s fees and expenses	786	162	7,393	58
Fee waiver and/or expense reimbursement	(6,144)	(3,919)	(28,648)	(70,868)

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	41

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$ 623,072	$ 1,231,564
Net realized gain (loss) on investment and foreign currency transactions	(197,047)	(4,434,588)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	308,900	420,019

Net increase (decrease) in net assets resulting from operations	734,925	(2,783,005)

Dividends and Distributions
Distributions from distributable earnings
Class A	(4,994)	(56,624)
Class C	(393)	(3,429)
Class Z	(186,143)	(997,317)
Class R6	(760,501)	(2,267,142)

	(952,031)	(3,324,512)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	421,093	9,184,564
Net asset value of shares issued in reinvestment of dividends and distributions	952,016	3,324,469
Cost of shares purchased	(2,283,747)	(15,355,248)

Net increase (decrease) in net assets from Fund share transactions	(910,638)	(2,846,215)

Total increase (decrease)	(1,127,744)	(8,953,732)

Net Assets:
Beginning of period	40,523,930	49,477,662

End of period	$39,396,186	$ 40,523,930

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2024		Year Ended October 31,				September 28, 2021(a) through October 31, 2021
			2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.58		$10.90		$10.22		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.24		0.01	(c)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		(0.87)		0.94		0.23
Total from investment operations	0.16		(0.63)		0.95		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.27)		(0.05)		-
Distributions from net realized gains	-		(0.42)		(0.22)		-
Total dividends and distributions	(0.20)		(0.69)		(0.27)		-
Net asset value, end of period	$9.54		$9.58		$10.90		$10.22
Total Return(d):	1.70%		(6.20)%		9.64%		2.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$152		$361		$788		$11
Average net assets (000)	$187		$638		$231		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.41	%(f)(g)	1.41	%(g)	1.45	%(h)	1.40	%(i)
Expenses before waivers and/or expense reimbursement	8.01	%(f)	3.61%		13.76%		200.29	%(i)
Net investment income (loss)	2.92	%(f)	2.35%		0.10%		(1.32	)%(i)
Portfolio turnover rate(j)	0%		0%		0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.
(h)	Includes derivatives broker fees of 0.05% for the year ended October 31, 2022.
(i)	Annualized, with the exception of certain non-recurring expenses.
(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	43

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2024		Year Ended October 31,				September 28, 2021(a) through October 31, 2021
			2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.52		$10.82		$10.21		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.17		(0.10)		(0.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		(0.88)		0.98		0.23
Total from investment operations	0.13		(0.71)		0.88		0.21
Less Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.17)		(0.05)		-
Distributions from net realized gains	-		(0.42)		(0.22)		-
Total dividends and distributions	(0.13)		(0.59)		(0.27)		-
Net asset value, end of period	$9.52		$9.52		$10.82		$10.21
Total Return(c):	1.36%		(6.93)%		8.88%		2.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$15		$54		$63		$10
Average net assets (000)	$27		$70		$18		$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.16	%(e)(f)	2.16	%(f)	2.20	%(g)	2.15	%(h)
Expenses before waivers and/or expense reimbursement	30.85	%(e)	13.76%		133.01%		197.54	%(h)
Net investment income (loss)	2.17	%(e)	1.72%		(0.92)%		(2.07	)%(h)
Portfolio turnover rate(i)	0%		0%		0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.
(g)	Includes derivatives broker fees of 0.05% for the year ended October 31, 2022.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended April 30, 2024		Year Ended October 31,				September 28, 2021(a) through October 31, 2021
			2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.60		$10.93		$10.22		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.27		0.05	(c)	(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.02		(0.89)		0.94		0.23
Total from investment operations	0.17		(0.62)		0.99		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.29)		(0.06)		-
Distributions from net realized gains	-		(0.42)		(0.22)		-
Total dividends and distributions	(0.22)		(0.71)		(0.28)		-
Net asset value, end of period	$9.55		$9.60		$10.93		$10.22
Total Return(d):	1.87%		(6.06)%		9.97%		2.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$6,897		$8,380		$14,883		$10
Average net assets (000)	$7,281		$11,585		$2,763		$10
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.16	%(f)(g)	1.16	%(g)	1.20	%(h)	1.15	%(i)
Expenses before waivers and/or expense reimbursement	1.95	%(f)	1.78%		3.00%		212.41	%(i)
Net investment income (loss)	3.15	%(f)	2.69%		0.49%		(1.07	)%(i)
Portfolio turnover rate(j)	0%		0%		0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.
(h)	Includes derivatives broker fees of 0.05% for the year ended October 31, 2022.
(i)	Annualized, with the exception of certain non-recurring expenses.
(j)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Wadhwani Systematic Absolute Return Fund	45

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30, 2024		Year Ended October 31,				September 28, 2021(a) through October 31, 2021
			2023		2022
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$9.59		$10.93		$10.22		$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.15		0.28		(0.04)		(0.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03		(0.89)		1.03		0.23
Total from investment operations	0.18		(0.61)		0.99		0.22
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.31)		(0.06)		-
Distributions from net realized gains	-		(0.42)		(0.22)		-
Total dividends and distributions	(0.23)		(0.73)		(0.28)		-
Net asset value, end of period	$9.54		$9.59		$10.93		$10.22
Total Return(c):	1.94%		(5.93)%		9.99%		2.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$32,333		$31,728		$33,743		$30,675
Average net assets (000)	$31,883		$32,529		$31,689		$30,276
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.11	%(e)(f)	1.11	%(f)	1.16	%(g)	1.10	%(h)
Expenses before waivers and/or expense reimbursement	1.56	%(e)	1.51%		1.81%		1.84	%(h)
Net investment income (loss)	3.19	%(e)	2.78%		(0.39)%		(1.02	)%(h)
Portfolio turnover rate(i)	0%		0%		0%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Includes certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.
(g)	Includes derivatives broker fees of 0.06% for the year ended October 31, 2022.
(h)	Annualized, with the exception of certain non-recurring expenses.
(i)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.  Organization

Prudential Investment Portfolios 3 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Wadhwani Systematic Absolute Return Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term risk adjusted total return.

The Fund is subject to compliance with applicable regulations governing commodity pools including Commodity Futures Trading Commission (“CFTC”) rules.

2.  Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

PGIM Wadhwani Systematic Absolute Return Fund	47

Notes to Financial Statements (unaudited) (continued)

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

PGIM Wadhwani Systematic Absolute Return Fund	49

Notes to Financial Statements (unaudited) (continued)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to gain exposure to equities and fixed income. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early

PGIM Wadhwani Systematic Absolute Return Fund	51

Notes to Financial Statements (unaudited) (continued)

and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency

Net Investment Income	Annually

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Wadhwani LLP (“PGIM Wadhwani” or the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

1.05% of the average daily net assets of the Fund up to and including $1 billion;	1.05%

1.03% of the average daily net assets of the Fund from $1 billion up to and including $3 billion;

1.01% of the average daily net assets of the Fund from $3 billion up to and including $5 billion;

1.00% of the average daily net assets of the Fund from $5 billion up to and including $10 billion; and

PGIM Wadhwani Systematic Absolute Return Fund	53

Notes to Financial Statements (unaudited) (continued)

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements

0.99% of average daily net assets of the Fund over $10 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.40%
C	2.15
Z	1.15
R6	1.10

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%

Class	Gross Distribution Fee	Net Distribution Fee
C	1.00%	1.00%
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$ 5	$—
C	—	—

PGIM Investments, PGIM Wadhwani and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.  Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the reporting period ended April 30, 2024.

PGIM Wadhwani Systematic Absolute Return Fund	55

Notes to Financial Statements (unaudited) (continued)

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Fund:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$32,039,611	$9,927,971	$12,419,185	$—	$—	$29,548,397	29,548,397	$818,579

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.  Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$29,571,046	$1,062,194	$(558,394)	$503,800

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$3,795,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
A	1,120	7.0%
C	1,102	71.9
Z	1,126	0.2
R6	3,390,748	100.0

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	82.1%
Unaffiliated	1	14.2

PGIM Wadhwani Systematic Absolute Return Fund	57

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	1,892	$17,942
Shares issued in reinvestment of dividends and distributions	536	4,994
Shares purchased	(24,196)	(228,057)
Net increase (decrease) in shares outstanding before conversion	(21,768)	(205,121)
Shares issued upon conversion from other share class(es)	1	8
Net increase (decrease) in shares outstanding	(21,767)	$(205,113)

Year ended October 31, 2023:
Shares sold	83,221	$860,549
Shares issued in reinvestment of dividends and distributions	5,557	56,624
Shares purchased	(123,365)	(1,234,531)
Net increase (decrease) in shares outstanding before conversion	(34,587)	(317,358)
Shares issued upon conversion from other share class(es)	44	432
Net increase (decrease) in shares outstanding	(34,543)	$(316,926)

Class C
Six months ended April 30, 2024:
Shares issued in reinvestment of dividends and distributions	42	$393
Shares purchased	(4,205)	(39,815)
Net increase (decrease) in shares outstanding before conversion	(4,163)	(39,422)
Shares purchased upon conversion into other share class(es)	(1)	(8)
Net increase (decrease) in shares outstanding	(4,164)	$(39,430)

Year ended October 31, 2023:
Shares sold	3,350	$34,000
Shares issued in reinvestment of dividends and distributions	336	3,429
Shares purchased	(3,765)	(36,445)
Net increase (decrease) in shares outstanding before conversion	(79)	984
Shares purchased upon conversion into other share class(es)	(44)	(432)
Net increase (decrease) in shares outstanding	(123)	$552

Class Z
Six months ended April 30, 2024:
Shares sold	42,404	$403,151
Shares issued in reinvestment of dividends and distributions	19,971	186,128
Shares purchased	(213,191)	(2,015,875)
Net increase (decrease) in shares outstanding	(150,816)	$(1,426,596)

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	799,697	$8,290,015
Shares issued in reinvestment of dividends and distributions	97,868	997,274
Shares purchased	(1,386,805)	(14,084,272)
Net increase (decrease) in shares outstanding	(489,240)	$(4,796,983)

Class R6
Six months ended April 30, 2024:
Shares issued in reinvestment of dividends and distributions	81,774	$760,501
Net increase (decrease) in shares outstanding	81,774	$760,501

Year ended October 31, 2023:
Shares issued in reinvestment of dividends and distributions	222,706	$2,267,142
Net increase (decrease) in shares outstanding	222,706	$2,267,142

8.  Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

PGIM Wadhwani Systematic Absolute Return Fund	59

Notes to Financial Statements (unaudited) (continued)

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Cash Management and Defensive Investing Risk: The value of the investments held by the Fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the Fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the Fund holds cash uninvested, the Fund will not earn income on the cash. If a significant amount of the Fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective.

Commodity Regulatory Risk: The Fund is deemed a “commodity pool” and the manager is considered a “commodity pool operator” with respect to the Fund under the Commodity Exchange Act. The manager, directly or through its affiliates, is therefore subject to dual regulation by the Securities and Exchange Commission (the “SEC”) and the Commodity Futures Trading Commission (the “CFTC”). The regulatory requirements governing the use of commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or certain other investments could change at any time.

Credit Risk/Counterparty Risk: The ability, or perceived ability, of the issuer or guarantor of a debt security, or the counterparty (the party on the other side of the transaction) to a derivatives contract or other financial contract to meet its financial obligations will affect the value of the security or derivative. Counterparty and credit risk are especially important in the context of privately negotiated instruments. The Fund expects to enter into certain privately negotiated agreements where the counterparty assumes the physical settlement obligations of the Fund under such transactions. Under this type of arrangement, there is a risk that the relevant counterparty or intermediary would, due to insolvency or other reasons, be unable to or fail to assume the physical settlement obligations of the Fund, in which case the Fund could be required to sell portfolio instruments at unfavorable times or prices or could have insufficient assets to satisfy its physical settlement obligations.

Credit ratings are intended to provide a measure of credit risk. However, credit ratings are only the opinions of the credit rating agency issuing the ratings and are not guarantees as to quality. The lower the rating of a debt security held by the Fund, the greater the degree of credit risk that is perceived to exist by the credit rating agency with respect to that security. Increasing the amount of Fund assets allocated to lower-rated securities generally will increase the credit risk to which the Fund is subject. Not all securities in which the Fund invests are rated. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: A substantial portion of assets of the Fund may be invested in non-US currencies or in securities that trade in, and receive revenues in, non-US currencies or in derivatives that provide exposure to non-US currencies. Such investments are subject to the risk that the value of a particular currency will change in relation to the US dollar or other currencies in a manner that is not anticipated or does not correspond accurately to changes in the value of the Fund’s holdings and may result in Fund losses. Among the factors that may affect currency values are trade balances, levels of short term interest rates, differences in relative values of similar assets in different currencies, long term opportunities for investment and capital appreciation, central bank policy, and political developments. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates may be volatile. Certain currency transactions are also subject to counterparty risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk

PGIM Wadhwani Systematic Absolute Return Fund	61

Notes to Financial Statements (unaudited) (continued)

exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Exchange Traded Fund (“ETF”) Risk: The price movement of an ETF may not track the underlying index or basket of securities and may result in a loss. Investments in ETFs entail duplicate management fees, and the Fund will bear its proportionate share of the other expenses of the ETFs in which it invests. In addition, ETFs that invest in commodities may be, or may become subject to CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the market value of an ETF’s shares. In addition, some commodity ETFs invest in commodity futures that can lose money even when commodity prices are rising.

Europe Recent Events Risk: A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and beyond Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, the United Kingdom (“UK”) has formally withdrawn from the European Union (“EU”) and one or more other countries may withdraw from the EU and/or abandon the Euro, the common currency of the EU. The UK and EU reached an agreement effective January 1, 2021 on the terms of their future trading relationship relating to the trading of goods, however, this does not cover financial services. The Fund may face risks associated with the potential uncertainty and consequences of the new relationship between the UK and EU, including volatility in exchange and interest rates and politically divergent national laws and regulations. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur elsewhere in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and relative liquidity of the Fund’s investments. The occurrence of terrorist incidents throughout Europe could also impact financial markets.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

PGIM Wadhwani Systematic Absolute Return Fund	63

Notes to Financial Statements (unaudited) (continued)

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Futures and Forward Contracts Risk: The primary risks associated with the use of futures or forward contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures or forward contract; (b) possible lack of a liquid secondary market for a futures or forward contract and the resulting inability to close a futures or forward contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the failure to predict correctly the direction of securities or commodities prices, interest rates, currency exchange rates and other economic factors; and (e) the possibility that the counterparty to the futures or forward contract will default in the performance of its obligations. Additionally, not all forward contracts require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return. There is a possibility that segregation involving a large percentage of the assets of the Fund could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations or that the Fund may be required to dispose of some of its investments at unfavorable prices or times.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain

PGIM Wadhwani Systematic Absolute Return Fund	65

Notes to Financial Statements (unaudited) (continued)

securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Markets are volatile and the prices of the Fund’s investments may decline generally. Instruments held by the Fund may fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the instruments owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models or algorithms to help guide its investment decisions. The design of the underlying models or algorithms may be flawed or incomplete. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks. When a model or algorithms used in managing the Fund contains an error, or is incorrect or incomplete, any decision made in reliance on the model or algorithm may not produce the desired results and the Fund may realize losses. There is no guarantee that a quantitative model or algorithm used by the subadviser, and the investments selected based on the model or algorithm, will perform as expected or produce the desired results.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Money Market Instruments Risk: The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of those instruments. If a significant amount of the Fund’s assets are invested in money market instruments, it will be more difficult for the Fund to achieve its investment objective.

New Fund Risk: The Fund recently commenced operations. As a new and relatively small fund, the Fund’s performance may not represent how the Fund is expected to or may perform in the long term if it becomes larger and after it has fully implemented its investment strategies. Investment positions may have a disproportionate impact (negative or positive) on performance in new and smaller funds. New and smaller funds may also require a period of time before they are invested in securities that meet their investment objectives and policies and achieve a representative portfolio composition. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, and may not employ a successful investment strategy, either of which could result in the Fund being liquidated at any time without shareholder approval and/or at a time that may not be favorable for all shareholders. Such a liquidation could result in transaction costs and have negative tax consequences for shareholders.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Short Position Risk: The Fund’s short sales of a security or short positions in derivative instruments are subject to special risks. If the price of the security or derivative increases, then the Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any transaction costs (i.e., premiums and interest) paid to the broker-dealer to borrow securities. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot decrease below zero. By investing the proceeds received from selling securities short, the Fund could be deemed to be employing a form of leverage, which creates special risks. In times of unusual or adverse market, economic, regulatory or political conditions, the Fund may not be able, fully or partially, to implement its short selling strategy. Also, there is the risk that the third party to the short sale will not fulfill its contractual obligations, causing a loss to the Fund.

Sovereign Debt Risk: The Fund may invest in sovereign debt issued by governments, their agencies or instrumentalities, or other government-related entities. Holders of sovereign debt may be requested to participate in the rescheduling of such debt and to extend further loans to governmental entities. In addition, there is no bankruptcy proceeding by which defaulted sovereign debt may be collected.

Swaps Risk: Swap agreements involve the risk that the party with which the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of

PGIM Wadhwani Systematic Absolute Return Fund	67

Notes to Financial Statements (unaudited) (continued)

U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Wadhwani Systematic Absolute Return Fund	69

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Wadhwani LLP	5 Upper St. Martin’s Lane Orion House, 9th Floor London WC2H 9EA

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Wadhwani Systematic Absolute Return Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM WADHWANI SYSTEMATIC ABSOLUTE RETURN FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PGAEX	PGAFX	PGAGX	PGAHX

CUSIP	74440K512	74440K496	74440K488	74440K470

MF245E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002– Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of     1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 17, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 17, 2024